(fidelity_logo)(Registered Trademark)

Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

U.S. Treasuries proved to be one of the best-performing investments of 2002, gaining nearly 12% for the year according to the Lehman Brothers® Treasury Index. In fact, all categories of investment-grade bonds finished the year in the plus column. Stocks, on the other hand, declined for the third consecutive year, but a strong fourth quarter left many equity investors hopeful of better things to come in 2003.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	9.09%	30.79%	97.13%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	3.91%	24.58%	87.77%
Fidelity Strategic Income Composite	7.94%	26.57%	85.82%
JP EMBI Global	13.11%	44.08%	159.46%
LB Government Bond	11.50%	45.41%	94.62%
ML U.S. High Yield Master II	-1.89%	2.64%	56.11%
SSBSM Non-US Group of 7 Index- Equally Weighted Unhedged	21.66%	31.93%	67.01%
Multi-Sector Income Funds Average	6.59%	15.32%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch U.S. High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global), the Lehman Brothers® Government Bond Index, the Merrill Lynch U.S. High Yield Master II Index and the Salomon Smith Barney® Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Annual Report

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	9.09%	5.52%	8.67%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	3.91%	4.49%	8.02%
Fidelity Strategic Income Composite	7.94%	4.83%	7.88%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch U.S. High Yield Master II Index and the Fidelity Strategic Income Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	6.82%	6.63%	6.92%	6.97%	6.59%
Capital returns	2.27%	-0.10%	-3.34%	-0.85%	-4.21%
Total returns	9.09%	6.53%	3.58%	6.12%	2.38%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	9.71¢	34.27¢	65.21¢
Annualized dividend rate	6.41%	6.36%	6.48%
30-day annualized yield	5.89%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.28 over the past one month, $9.99 over the past six months and $10.06 over the past one year, you can compare the class' income over these three periods. Any non-recurring distributions required by Federal tax regulations included in Dividends per share have not been annualized. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's 4.75% sales charge.

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	8.89%	30.26%	96.51%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	5.08%	25.70%	89.63%
Fidelity Strategic Income Composite	7.94%	26.57%	85.82%
JP EMBI Global	13.11%	44.08%	159.46%
LB Government Bond	11.50%	45.41%	94.62%
ML U.S. High Yield Master II	-1.89%	2.64%	56.11%
SSB Non-US Group of 7 Index- Equally Weighted Unhedged	21.66%	31.93%	67.01%
Multi-Sector Income Funds Average	6.59%	15.32%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch U.S. High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global), the Lehman Brothers Government Bond Index, the Merrill Lynch U.S. High Yield Master II Index and the Salomon Smith Barney Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Annual Report

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	8.89%	5.43%	8.62%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	5.08%	4.68%	8.15%
Fidelity Strategic Income Composite	7.94%	4.83%	7.88%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch U.S. High Yield Master II Index and the Fidelity Strategic Income Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	6.71%	6.55%	6.86%	6.91%	6.56%
Capital returns	2.18%	0.00%	-3.44%	-0.76%	-4.30%
Total returns	8.89%	6.55%	3.42%	6.15%	2.26%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	9.62¢	33.84¢	64.34¢
Annualized dividend rate	6.31%	6.28%	6.40%
30-day annualized yield	5.89%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.27 over the past one month, $9.98 over the past six months, and $10.05 over the past one year, you can compare the class' income over these three periods. Any non-recurring distributions required by Federal tax regulations included in Dividends per share have not been annualized. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. Class B shares' contingent deferred sales charge included in the past one year, five year, and life of fund total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	8.28%	26.13%	86.29%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	3.28%	24.26%	86.29%
Fidelity Strategic Income Composite	7.94%	26.57%	85.82%
JP EMBI Global	13.11%	44.08%	159.46%
LB Government Bond	11.50%	45.41%	94.62%
ML U.S. High Yield Master II	-1.89%	2.64%	56.11%
SSB Non-US Group of 7 Index- Equally Weighted Unhedged	21.66%	31.93%	67.01%
Multi-Sector Income Funds Average	6.59%	15.32%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch U.S. High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global), the Lehman Brothers Government Bond Index, the Merrill Lynch U.S. High Yield Master II Index and the Salomon Smith Barney Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Annual Report

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	8.28%	4.75%	7.92%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	3.28%	4.44%	7.92%
Fidelity Strategic Income Composite	7.94%	4.83%	7.88%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch U.S. High Yield Master II Index and the Fidelity Strategic Income Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	6.01%	5.84%	6.16%	6.21%	5.89%
Capital returns	2.27%	-0.10%	-3.43%	-0.76%	-4.20%
Total returns	8.28%	5.74%	2.73%	5.45%	1.69%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	9.06¢	30.54¢	57.74¢
Annualized dividend rate	5.66%	5.62%	5.73%
30-day annualized yield	5.44%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.29 over the past one month, $10.00 over the past six months, and $10.07 over the past one year, you can compare the class' income over these three periods. Any non-recurring distributions required by Federal tax regulations included in Dividends per share have not been annualized. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, five year, and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	8.10%	25.27%	84.91%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	7.10%	25.27%	84.91%
Fidelity Strategic Income Composite	7.94%	26.57%	85.82%
JP EMBI Global	13.11%	44.08%	159.46%
LB Government Bond	11.50%	45.41%	94.62%
ML U.S. High Yield Master II	-1.89%	2.64%	56.11%
SSB Non-US Group of 7 Index- Equally Weighted Unhedged	21.66%	31.93%	67.01%
Multi-Sector Income Funds Average	6.59%	15.32%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch U.S. High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global), the Lehman Brothers Government Bond Index, the Merrill Lynch U.S. High Yield Master II Index and the Salomon Smith Barney Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	8.10%	4.61%	7.82%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	7.10%	4.61%	7.82%
Fidelity Strategic Income Composite	7.94%	4.83%	7.88%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch U.S. High Yield Master II Index and the Fidelity Strategic Income Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	5.92%	5.77%	6.09%	6.10%	5.63%
Capital returns	2.18%	-0.10%	-3.35%	-0.85%	-4.21%
Total returns	8.10%	5.67%	2.74%	5.25%	1.42%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	8.99¢	30.14¢	56.89¢
Annualized dividend rate	5.59%	5.55%	5.66%
30-day annualized yield	5.37%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.27 over the past one month, $9.98 over the past six months, and $10.05 over the past one year, you can compare the class' income over these three periods. Any non-recurring distributions required by Federal tax regulations included in Dividends per share have not been annualized. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

>

Market Recap

For essentially all categories of foreign and domestic debt - with the possible exception of U.S. high-yield bonds - 2002 was a very good year. Faltering equity markets, low interest rates and geopolitical tension dominated the global environment, and investors responded by pulling money out of equities and entrusting it to higher-quality fixed-income instruments. Overall, government bond markets outside the U.S. were the best performers during the 12-month period ending December 31, 2002. In that time, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - advanced an impressive 21.99%. Emerging-markets debt also continued to make an impression. The J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - which measures the performance of more than 30 emerging-markets countries - finished the period with a return of 13.11%, the fourth consecutive annual gain for the index. U.S government bonds also landed in the double-digit plus column. The Lehman Brothers® Government Bond Index - a benchmark for U.S. government securities with maturities of one year or more - gained 11.50%. Conversely, a multitude of corporate governance and accounting scandals, debt defaults and credit downgrades were significant contributors to the 1.89% loss of the Merrill Lynch U.S. High Yield Master II Index.

(Portfolio Manager photograph)
An interview with William Eigen, Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund

Q. How did the fund perform, Bill?

A. For the year ending December 31, 2002, the fund's Class A, Class T, Class B and Class C shares were up 9.09%, 8.89%, 8.28% and 8.10%, respectively, outpacing both the Fidelity Strategic Income Composite Index and the Lipper Inc. multi-sector income funds average, which returned 7.94% and 6.59%, respectively.

Q. What was behind the fund's strong showing?

A. While security selection was primarily responsible, some well-timed tactical asset-allocation shifts also helped. With the exception of the non-U.S. developed markets subportfolio - which performed roughly in line with its index - all the subportfolios beat their benchmarks, with particularly strong results from our high-yield investments. I'm proud that despite a difficult period overall for higher-risk assets, along with heavy cash flows into the fund, we continued to deliver very competitive returns for our shareholders - a testament to our disciplined management and risk-control process.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Which of your asset-allocation decisions added value?

A. Although high-yield was the weakest segment of the fixed-income market during the period, I used the sector's volatility to our advantage. Overweighting high-yield bonds amid their run-up early in the year helped, as did reducing the position when the sector suffered from widespread credit-quality downgrades and weak economic and issuer fundamentals. Also helpful was moving back to an overweighting early in the fourth quarter, as yield spreads tightened rapidly from record-wide levels in October and November amid a more positive environment for riskier assets. A timely overweighting in the developed-markets subportfolio during the late spring was another plus. I felt the strength of the dollar against the euro was unsustainable since interest rates were higher overseas. The dollar subsequently weakened and our bonds rallied. I trimmed the position to take profits, returning us to a neutral weighting by July. Within the U.S. government bond subportfolio, I substituted cash for some Treasuries - which I felt were overvalued - in an effort to preserve capital. While this strategy hurt us for most of the year as Treasuries benefited from favorable interest rate conditions and a flight to quality, it helped a lot during the fourth quarter when high-yield bonds strongly outperformed.

Q. What fueled the subportfolios?

A. Good security selection within the high-yield subportfolio - managed by Mark Notkin - contributed the most. Mark's fundamental approach was key in avoiding many of the year's blow-ups, and his focus on stronger credits with upgrade potential or whose fundamentals could improve worked well. Timely trading also helped, particularly within telecommunications. Strong macroeconomic analysis and research bolstered the emerging-markets subportfolio - managed by Jonathan Kelly, who replaced John Carlson in April. Some good picks within Latin American markets - including Brazil, Argentina and Venezuela - and an emphasis on top-performing Russian debt overwhelmed what we lost by overweighting Brazil and underweighting South Korea. The U.S. government subportfolio - managed by Kevin Grant - benefited from effective yield-curve positioning amid a volatile interest rate environment. Overweighting high-quality, higher-yielding agency and mortgage securities also helped. Finally, the developed-markets subportfolio - managed by Ian Spreadbury - posted a strong return in large part due to falling interest rates and currency gains among European issues.

Q. What's your outlook?

A. I'm bullish on high-yield bonds at period end, as valuations remain attractive relative to historical norms, and extremely low Treasury rates have left investors searching for extra yield. There still seems to be a significant amount of "bad news" reflected in prices despite the fact that much of the damage - in terms of weeding out speculative issues and defaults - likely has passed. I'm bearish on Treasuries and still hold cash as protection against rising interest rates. I'm still cautious on emerging-markets debt given political uncertainty in Brazil, while currency movements will dictate our developed-markets exposure.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Start date: October 31, 1994

Size: as of December 31, 2002, more than $670 million

Manager: William Eigen, since 2001; director, Fidelity Asset Allocation Fund Group, 1997-
2001; joined Fidelity in 1994

3

Bill Eigen revisits how diversification works for the fund:

"Many investors consider their portfolios well diversified if they allocate between equity funds with different risk characteristics and a fixed-income fund - in most cases a U.S. government fund or investment-grade bond fund. While I believe that is a reasonable investment strategy, I think there is an additional risk to consider. Traditional fixed-income funds generally concentrate in only one area of the market. Like equities, fixed-income asset classes offer widely varying risk/return characteristics. The diversification offered within this fund takes advantage of all aspects of the fixed-income markets - including emerging markets, non-U.S. developed markets, high-yield and U.S. government securities.

"The benefit of this type of diversification is that if one sector of the fund is experiencing negative returns, it could be offset by a sector that's performing well. The end result is a portfolio that provides competitive returns over time within a controlled volatility framework. The historical returns of the fund illustrate this concept well."

Note to shareholders: Effective January 1, 2003, George Fischer assumed responsibility for managing the fund's U.S. government bond subportfolio.

Annual Report

Investment Changes

Top Five Holdings as of December 31, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.0	14.9
German Federal Republic	5.9	4.8
Fannie Mae	4.4	4.7
Canadian Government	2.7	2.9
United Kingdom, Great Britain & Northern Ireland	2.4	2.3
	29.4
Top Five Market Sectors as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	14.4	13.8
Financials	7.0	5.4
Utilities	5.7	1.6
Telecommunication Services	4.6	4.9
Materials	4.3	4.5
Quality Diversification (% of fund's net assets)
As of December 31, 2002	As of June 30, 2002
U.S. Governments 20.8%	U.S. Governments 23.0%
AAA, AA, A 15.9%	AAA, AA, A 16.0%
BBB 8.0%	BBB 6.9%
BB 18.9%	BB 15.4%
B 26.7%	B 25.2%
CCC, CC, C 4.2%	CCC, CC, C 3.5%
D 0.2%	D 0.0%
Not Rated 1.1%	Not Rated 1.5%
Equities 0.4%	Equities 0.5%
Short-Term Investments and Net OtherAssets 3.8%	Short-Term Investments and Net OtherAssets 8.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of December 31, 2002		As of June 30, 2002
	Corporate Bonds 49.7%		Corporate Bonds 43.8%
	U.S. Government and Government Agency Obligations 20.8%		U.S. Government and Government Agency Obligations 23.0%
	Foreign Government & Government Agency Obligations 23.7%		Foreign Government & Government Agency Obligations 23.1%
	Stocks 0.4%		Stocks 0.5%
	Other Investments 1.6%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	35.0%	** Foreign investments	33.7%

Annual Report

Investments December 31, 2002

Showing Percentage of Net Assets

Corporate Bonds - 49.7%
		Principal Amount (j)	Value (Note 1)
Convertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07 (f)		$ 130,000	$ 115,700
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Total Renal Care Holdings 7% 5/15/09		3,515,000	3,495,228
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Instruments - 0.9%
Celestica, Inc. liquid yield option note 0% 8/1/20		6,630,000	3,041,513
Sanmina-SCI Corp. 0% 9/12/20		4,790,000	1,951,925
Solectron Corp. liquid yield option note:
0% 5/8/20		187,000	114,538
0% 11/20/20		1,060,000	522,050
			5,630,026
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10		1,223,000	879,092
TOTAL CONVERTIBLE BONDS			10,120,046
Nonconvertible Bonds - 48.2%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.8%
Arvin Industries, Inc. 6.75% 3/15/08		760,000	731,500
ArvinMeritor, Inc. 8.75% 3/1/12		1,000,000	1,025,000
Dana Corp. 10.125% 3/15/10		1,855,000	1,873,550
Lear Corp.:
7.96% 5/15/05		760,000	775,200
8.11% 5/15/09		1,100,000	1,160,500
Stoneridge, Inc. 11.5% 5/1/12		35,000	33,425
			5,599,175
Hotels, Restaurants & Leisure - 4.7%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09		1,825,000	1,948,188
Domino's, Inc. 10.375% 1/15/09		2,630,000	2,840,400
Florida Panthers Holdings, Inc. 9.875% 4/15/09		2,205,000	2,293,200
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Hotels Corp.:
7.625% 12/1/12		$ 660,000	$ 656,700
8.25% 2/15/11		1,315,000	1,361,025
HMH Properties, Inc. 7.875% 8/1/05		615,000	602,700
Horseshoe Gaming LLC 8.625% 5/15/09		2,800,000	2,954,000
International Game Technology 8.375% 5/15/09		520,000	574,600
ITT Corp. 7.375% 11/15/15		610,000	558,150
KSL Recreation Group, Inc. 10.25% 5/1/07		320,000	326,400
MGM Mirage, Inc. 8.5% 9/15/10		435,000	478,500
Penn National Gaming, Inc. 8.875% 3/15/10		3,055,000	3,116,100
Station Casinos, Inc. 8.375% 2/15/08		4,000,000	4,240,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		2,070,000	2,116,575
Tricon Global Restaurants, Inc.:
8.5% 4/15/06		400,000	426,000
8.875% 4/15/11		3,445,000	3,737,825
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,430,000	1,433,575
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		1,900,000	1,909,500
			31,573,438
Household Durables - 1.2%
Beazer Homes USA, Inc.:
8.625% 5/15/11		920,000	947,600
8.875% 4/1/08		510,000	527,850
Champion Home Builders Co. 11.25% 4/15/07		230,000	192,050
D.R. Horton, Inc.:
7.875% 8/15/11		1,000,000	975,000
8% 2/1/09		500,000	500,000
Kaufman & Broad Home Corp. 9.625% 11/15/06		500,000	517,500
KB Home 8.625% 12/15/08		350,000	365,750
Lennar Corp. 7.625% 3/1/09		905,000	936,675
Pulte Homes, Inc. 7.875% 8/1/11		1,130,000	1,247,238
Ryland Group, Inc. 9.125% 6/15/11		510,000	540,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (i)		$ 914,046	$ 658,113
Standard Pacific Corp. 9.25% 4/15/12		315,000	305,550
			7,713,926
Leisure Equipment & Products - 0.2%
The Hockey Co. 11.25% 4/15/09		1,380,000	1,407,600
Media - 7.2%
AMC Entertainment, Inc.:
9.5% 3/15/09		400,000	394,000
9.5% 2/1/11		375,000	369,375
9.875% 2/1/12		1,060,000	1,044,100
American Media Operations, Inc. 10.25% 5/1/09		1,295,000	1,337,088
Chancellor Media Corp.:
8% 11/1/08		2,310,000	2,494,800
8.125% 12/15/07		355,000	369,200
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)		2,950,000	855,500
0% 4/1/11 (d)		1,780,000	614,100
0% 5/15/11 (d)		550,000	137,500
9.625% 11/15/09		570,000	250,800
10% 4/1/09		1,180,000	519,200
10% 5/15/11		925,000	416,250
10.75% 10/1/09		1,670,000	734,800
Cinemark USA, Inc.:
8.5% 8/1/08		615,000	584,250
9.625% 8/1/08		545,000	545,000
Corus Entertainment, Inc. 8.75% 3/1/12		2,450,000	2,597,000
CSC Holdings, Inc.:
7.625% 4/1/11		3,530,000	3,327,025
7.625% 7/15/18		270,000	237,600
7.875% 2/15/18		105,000	92,400
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (f)		1,320,000	1,412,400
EchoStar DBS Corp.:
9.125% 1/15/09		70,000	73,325
9.375% 2/1/09		3,600,000	3,780,000
10.375% 10/1/07		6,120,000	6,548,400
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Entravision Communications Corp. 8.125% 3/15/09		$ 2,565,000	$ 2,693,250
Grupo Televisa SA de CV 8% 9/13/11		340,000	355,300
International Cabletel, Inc. 11.5% 2/1/06 (c)		1,490,000	163,900
Lamar Media Corp.:
7.25% 1/1/13 (f)		370,000	374,625
8.625% 9/15/07		1,395,000	1,459,519
9.625% 12/1/06		460,000	476,100
LBI Media, Inc. 10.125% 7/15/12 (f)		835,000	872,575
Livent, Inc. yankee 9.375% 10/15/04 (c)		300,000	51,000
News America Holdings, Inc.:
7.375% 10/17/08		85,000	93,555
7.6% 10/11/15		365,000	401,599
Nextmedia Operating, Inc. 10.75% 7/1/11		490,000	514,500
PanAmSat Corp.:
6.125% 1/15/05		830,000	809,250
6.375% 1/15/08		490,000	470,400
Pegasus Communications Corp. 12.5% 8/1/07		1,010,000	454,500
Penton Media, Inc. 11.875% 10/1/07		440,000	365,200
Quebecor Media, Inc. 11.125% 7/15/11		20,000	18,400
Radio One, Inc. 8.875% 7/1/11		4,015,000	4,306,088
Regal Cinemas Corp. 9.375% 2/1/12		1,535,000	1,627,100
Rogers Cable, Inc. yankee 7.875% 5/1/12		800,000	780,000
Susquehanna Media Co. 8.5% 5/15/09		90,000	92,700
Telewest PLC yankee:
9.625% 10/1/06 (c)		1,315,000	236,700
11% 10/1/07 (c)		4,070,000	752,950
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		230,000	207,863
yankee 10.5% 2/15/07		250,000	225,938
Von Hoffman Holdings, Inc. 13.5% 5/15/09		131,271	76,137
Yell Finance BV 10.75% 8/1/11		1,750,000	1,925,000
			48,538,262
Specialty Retail - 0.1%
Hollywood Entertainment Corp. 9.625% 3/15/11		360,000	363,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.2%
Levi Strauss & Co. 12.25% 12/15/12 (f)		$ 1,290,000	$ 1,270,650
TOTAL CONSUMER DISCRETIONARY			96,466,651
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Constellation Brands, Inc. 8.125% 1/15/12		1,000,000	1,035,000
Food & Drug Retailing - 0.2%
Disco SA yankee:
9.125% 5/15/03		50,000	48,500
9.875% 5/15/08		390,000	343,200
Rite Aid Corp.:
6.125% 12/15/08 (f)		585,000	432,900
6.875% 8/15/13		195,000	138,450
7.125% 1/15/07		270,000	224,100
			1,187,150
Food Products - 1.2%
Chiquita Brands International, Inc. 10.56% 3/15/09		1,665,000	1,698,300
Corn Products International, Inc.:
8.25% 7/15/07		1,250,000	1,256,250
8.45% 8/15/09		125,000	125,938
Dean Foods Co.:
6.625% 5/15/09		90,000	89,100
6.9% 10/15/17		810,000	737,100
8.15% 8/1/07		1,350,000	1,414,125
Del Monte Corp.:
8.625% 12/15/12 (f)		860,000	877,200
9.25% 5/15/11		295,000	306,800
Dole Food Co., Inc.:
7.25% 5/1/09		1,375,000	1,320,000
Michael Foods, Inc. 11.75% 4/1/11		50,000	55,500
			7,880,313
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07		130,000	122,200
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.4%
Revlon Consumer Products Corp. 12% 12/1/05		$ 3,170,000	$ 3,043,200
TOTAL CONSUMER STAPLES			13,267,863
ENERGY - 4.2%
Energy Equipment & Services - 0.6%
DI Industries, Inc. 8.875% 7/1/07		620,000	635,500
Grant Prideco, Inc.:
9% 12/15/09 (f)		170,000	177,650
9.625% 12/1/07		460,000	487,600
Key Energy Services, Inc. 8.375% 3/1/08		820,000	858,950
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		250,000	266,094
7.75% 8/15/15 (Reg. S)		470,000	537,856
Transocean, Inc. 9.5% 12/15/08		1,020,000	1,167,900
			4,131,550
Oil & Gas - 3.6%
Chesapeake Energy Corp.:
8.125% 4/1/11		1,895,000	1,951,850
8.375% 11/1/08		700,000	721,000
8.5% 3/15/12		150,000	155,250
Encore Acquisition Co. 8.375% 6/15/12 (f)		755,000	785,200
Forest Oil Corp. 8% 12/15/11		480,000	505,200
Hurricane Hydrocarbons 12% 8/4/06		1,110,000	1,129,425
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		1,532,000	1,003,460
Pemex Project Funding Master Trust:
7.875% 2/1/09 (f)		1,010,000	1,085,750
8% 11/15/11 (f)		320,000	342,400
Petroleos Mexicanos 9.25% 3/30/18		3,180,000	3,569,550
Plains All American Pipeline LP 7.75% 10/15/12 (f)		430,000	445,050
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)		1,825,000	1,888,875
Teekay Shipping Corp. 8.875% 7/15/11		5,635,000	5,775,875
The Coastal Corp.:
6.2% 5/15/04		310,000	266,600
6.5% 5/15/06		480,000	388,800
6.95% 6/1/28		50,000	32,000
7.5% 8/15/06		320,000	262,400
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
The Coastal Corp.: - continued
7.75% 6/15/10		$ 1,000,000	$ 785,000
7.75% 10/15/35		495,000	326,700
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000,000	1,035,000
YPF Sociedad Anonima yankee 9.125% 2/24/09		1,850,000	1,646,500
			24,101,885
TOTAL ENERGY			28,233,435
FINANCIALS - 6.7%
Banks - 1.1%
Banco Nacional de Desenvolvimento Economico e Social 20.369% 6/16/08 (g)		725,000	645,250
Bangkok Bank Ltd. PCL:
8.75% 3/15/07 (Reg. S)		400,000	456,000
9.025% 3/15/29 (f)		85,000	86,063
9.025% 3/15/29 (Reg. S)		100,000	101,250
Banque Centrale de Tunisie 7.375% 4/25/12		250,000	262,500
Hanvit Bank:
12.75% 3/1/10 (f)(g)		85,000	99,238
12.75% 3/1/10 (Reg. S) (g)		120,000	140,100
Japan Development Bank 1.7% 9/20/22	JPY	100,000,000	779,978
Korea Development Bank 4.25% 11/13/07		265,000	268,180
Kreditanstalt Fuer Wiederaufbau:
3.5% 11/15/05	EUR	3,700,000	3,934,001
6% 12/7/28	GBP	200,000	376,432
			7,148,992
Diversified Financials - 5.1%
AES Drax Holdings Ltd. 10.41% 12/31/20		1,445,000	809,200
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08		200,000	146,000
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (c)(f)		820,000	41,000
0% 7/5/03 (Reg. S) (c)		265,000	13,250
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08		1,270,000	1,317,625
Cellco Finance NV yankee 12.75% 8/1/05		1,025,000	1,048,063
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		$ 490,000	$ 492,450
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18		364,969	237,230
6.9% 1/2/17		142,881	92,873
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,280,000	1,278,677
7.779% 11/18/05		90,000	72,000
7.92% 5/18/12		615,000	512,831
10.06% 1/2/16		170,000	136,000
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11		850,000	782,000
10.625% 12/1/12 (f)		1,220,000	1,250,500
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505,000	1,580,250
IOS Capital, Inc. 9.75% 6/15/04		970,000	989,400
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		1,060,000	1,094,450
10.45% 4/26/05 (Reg. S)		250,000	258,125
KFW International Finance, Inc. euro:
1% 12/20/04	JPY	350,000,000	2,999,916
1.75% 3/23/10	JPY	200,000,000	1,837,164
Mobile Telesystems Finance SA 10.95% 12/21/04		1,125,000	1,184,063
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		227,500	194,813
7.248% 7/2/14		314,648	157,324
7.575% 3/1/19		164,641	156,409
7.691% 4/1/17		40,000	32,000
7.95% 9/1/16		47,632	38,106
8.304% 9/1/10		300,618	210,433
Pemex Project Funding Master Trust 9.125% 10/13/10		1,400,000	1,603,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Petronas Capital Ltd.:
7% 5/22/12 (f)		$ 540,000	$ 593,663
7.875% 5/22/22 (Reg. S)		1,500,000	1,631,250
PTC International Finance BV yankee 10.75% 7/1/07	EUR	545,000	566,800
PTC International Finance II SA:
euro 11.25% 12/1/09		785,000	873,622
yankee 11.25% 12/1/09		1,925,000	2,040,500
Qwest Capital Funding, Inc.:
5.875% 8/3/04		735,000	632,100
7% 8/3/09		565,000	378,550
7.25% 2/15/11		1,465,000	966,900
7.625% 8/3/21		220,000	128,700
7.75% 8/15/06		625,000	450,000
7.9% 8/15/10		360,000	241,200
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350,000	374,500
10.875% 12/15/12 (f)		550,000	599,500
Sealed Air Finance euro 5.625% 7/19/06	EUR	250,000	246,858
SESI LLC 8.875% 5/15/11		60,000	61,200
U.S. Airways pass thru trust certificates 6.85% 7/30/19		1,073,320	858,656
U.S. West Capital Funding, Inc.:
6.25% 7/15/05		1,450,000	1,160,000
6.375% 7/15/08		325,000	208,000
6.5% 11/15/18		210,000	111,300
6.875% 7/15/28		2,340,000	1,333,800
Vicap SA de CV yankee 11.375% 5/15/07		445,000	409,400
			34,431,651
Real Estate - 0.5%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		1,725,000	1,781,063
Senior Housing Properties Trust 8.625% 1/15/12		1,510,000	1,487,350
			3,268,413
TOTAL FINANCIALS			44,849,056
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.4%
ALARIS Medical Systems, Inc. 11.625% 12/1/06		$ 1,735,000	$ 1,951,875
Fisher Scientific International, Inc.:
8.125% 5/1/12		985,000	1,014,550
9% 2/1/08		90,000	93,825
			3,060,250
Health Care Providers & Services - 1.5%
Alderwoods Group, Inc. 11% 1/2/07		981,900	979,445
Columbia/HCA Healthcare Corp. 7.15% 3/30/04		260,000	266,360
Fountain View, Inc. 11.25% 4/15/08 (c)		200,000	120,000
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000,000	960,000
HCA, Inc. 6.3% 10/1/12		1,020,000	1,025,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09		740,000	789,950
Stewart Enterprises, Inc. 10.75% 7/1/08		805,000	889,525
Tenet Healthcare Corp.:
5% 7/1/07		490,000	445,900
5.375% 11/15/06		125,000	113,750
6.375% 12/1/11		270,000	248,400
6.5% 6/1/12		350,000	323,750
Triad Hospitals, Inc. 8.75% 5/1/09		1,925,000	2,059,750
Unilab Corp. 12.75% 10/1/09		1,330,000	1,556,100
			9,778,030
Pharmaceuticals - 0.4%
aaiPharma, Inc. 11% 4/1/10		855,000	855,000
Biovail Corp. yankee 7.875% 4/1/10		1,965,000	1,974,825
			2,829,825
TOTAL HEALTH CARE			15,668,105
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020,000	2,181,600
BE Aerospace, Inc.:
8.875% 5/1/11		1,065,000	777,450
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc.: - continued
9.5% 11/1/08		$ 95,000	$ 73,150
Transdigm, Inc. 10.375% 12/1/08		740,000	743,700
			3,775,900
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29		915,000	503,250
8.54% 1/2/07		112,049	84,036
			587,286
Commercial Services & Supplies - 1.5%
Allied Waste North America, Inc.:
7.625% 1/1/06		2,020,000	2,020,000
8.5% 12/1/08		380,000	383,800
9.25% 9/1/12 (f)		540,000	545,400
American Color Graphics, Inc. 12.75% 8/1/05		720,000	712,800
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640,000	1,279,200
9.25% 5/1/21		1,400,000	1,288,000
Iron Mountain, Inc.:
8.25% 7/1/11		535,000	551,050
8.625% 4/1/13		45,000	47,025
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)		1,205,000	1,265,250
Pierce Leahy Command Co. yankee 8.125% 5/15/08		125,000	127,813
World Color Press, Inc.:
7.75% 2/15/09		1,200,000	1,200,000
8.375% 11/15/08		550,000	558,250
			9,978,588
Industrial Conglomerates - 0.2%
Tyco International Group SA:
6.125% 11/1/08		35,000	32,725
yankee 6.375% 10/15/11		1,255,000	1,173,425
			1,206,150
Machinery - 0.2%
AGCO Corp. 9.5% 5/1/08		850,000	918,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc. 9.5% 12/1/10 (f)		$ 320,000	$ 339,200
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		155,000	158,100
			1,415,300
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03		360,000	277,200
10.25% 11/15/06		720,000	453,600
			730,800
Road & Rail - 0.9%
Kansas City Southern Railway Co.:
7.5% 6/15/09		2,185,000	2,294,250
9.5% 10/1/08		95,000	104,263
TFM SA de CV yankee:
10.25% 6/15/07		360,000	338,400
11.75% 6/15/09		3,630,000	3,575,550
			6,312,463
TOTAL INDUSTRIALS			24,006,487
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12		605,000	626,175
Computers & Peripherals - 0.2%
Seagate Technology HDD Holdings 8% 5/15/09 (f)		1,180,000	1,203,600
Electronic Equipment & Instruments - 0.4%
Flextronics International Ltd. yankee 9.875% 7/1/10		1,775,000	1,917,000
Sanmina-SCI Corp. 10.375% 1/15/10 (f)		730,000	737,300
			2,654,300
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.5% 2/1/09		700,000	759,500
TOTAL INFORMATION TECHNOLOGY			5,243,575
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - 4.3%
Chemicals - 0.8%
Compass Minerals Group, Inc. 10% 8/15/11		$ 1,120,000	$ 1,226,400
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)		1,295,000	906,500
Huntsman International LLC 9.875% 3/1/09		1,165,000	1,194,125
Lyondell Chemical Co.:
9.5% 12/15/08		335,000	304,850
9.5% 12/15/08 (f)		520,000	491,400
9.625% 5/1/07		600,000	571,500
9.875% 5/1/07		245,000	235,200
11.125% 7/15/12		365,000	355,875
			5,285,850
Containers & Packaging - 1.7%
BWAY Corp. 10% 10/15/10 (f)		220,000	228,250
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (f)		640,000	659,200
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (f)		655,000	663,188
8.875% 2/15/09		3,015,000	3,105,450
Owens-Illinois, Inc.:
7.15% 5/15/05		410,000	396,675
7.35% 5/15/08		170,000	157,250
7.5% 5/15/10		170,000	156,825
7.8% 5/15/18		70,000	58,100
7.85% 5/15/04		700,000	684,250
8.1% 5/15/07		340,000	329,800
Packaging Corp. of America 9.625% 4/1/09		1,605,000	1,733,400
Riverwood International Corp.:
10.625% 8/1/07		645,000	664,350
10.625% 8/1/07		700,000	724,500
Sealed Air Corp.:
6.95% 5/15/09 (f)		800,000	832,000
8.75% 7/1/08 (f)		920,000	1,021,200
			11,414,438
Metals & Mining - 1.3%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		500,000	524,079
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26		2,090,000	2,037,750
7.5% 11/15/06		530,000	487,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Luscar Coal Ltd. 9.75% 10/15/11		$ 1,350,000	$ 1,451,250
P&L Coal Holdings Corp.:
8.875% 5/15/08		751,000	788,550
9.625% 5/15/08		740,000	781,995
Phelps Dodge Corp.:
8.75% 6/1/11		1,330,000	1,376,550
9.5% 6/1/31		925,000	938,875
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)		1,230,000	664,200
Steel Dynamics, Inc. 9.5% 3/15/09		125,000	131,250
			9,182,099
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
7.5% 5/15/06		60,000	56,400
8.125% 5/15/11		665,000	625,100
8.875% 5/15/31		230,000	196,650
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		1,305,000	345,825
Norske Skog Canada Ltd. 8.625% 6/15/11		80,000	80,800
Stone Container Corp.:
8.375% 7/1/12		540,000	554,175
9.75% 2/1/11		1,290,000	1,380,300
			3,239,250
TOTAL MATERIALS			29,121,637
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.5%
Diamond Cable Communications PLC yankee 11.75% 12/15/05 (c)		686,000	61,740
NTL Communications Corp.:
0% 10/1/08 (c)(d)		3,345,000	301,050
11.5% 10/1/08 (c)		2,640,000	237,600
11.875% 10/1/10 (c)		3,970,000	357,300
NTL, Inc.:
0% 4/1/08 (c)(d)		355,000	35,500
10% 2/15/07 (c)		900,000	99,000
Pacific Northwest Bell Telephone Co. 4.5% 4/1/03		105,000	97,125
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.:
8.875% 3/15/12 (f)		$ 3,140,000	$ 3,045,800
Rogers Cantel, Inc. yankee 9.375% 6/1/08		415,000	390,100
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)		405,000	72,900
11.25% 11/1/08 (c)		470,000	84,600
Tritel PCS, Inc.:
0% 5/15/09 (d)		2,000,000	1,870,000
10.375% 1/15/11		254,000	273,050
U.S. West Communications:
7.2% 11/1/04		875,000	831,250
7.2% 11/10/26		180,000	140,400
7.25% 9/15/25		180,000	143,100
WorldCom, Inc.:
7.5% 5/15/11 (c)		6,000,000	1,380,000
8.25% 5/15/31 (c)		2,180,000	501,400
			9,921,915
Wireless Telecommunication Services - 2.9%
American Tower Corp. 9.375% 2/1/09		610,000	481,900
AT&T Wireless Services, Inc. 7.875% 3/1/11		1,380,000	1,386,900
Crown Castle International Corp.:
9.375% 8/1/11		1,660,000	1,361,200
9.5% 8/1/11		105,000	84,525
10.75% 8/1/11		455,000	395,850
Millicom International Cellular SA yankee 13.5% 6/1/06		695,000	333,600
Nextel Communications, Inc.:
0% 2/15/08 (d)		4,225,000	3,802,500
9.375% 11/15/09		2,930,000	2,651,650
9.5% 2/1/11		2,790,000	2,511,000
9.75% 10/31/07		850,000	777,750
10.65% 9/15/07		703,000	667,850
12% 11/1/08		460,000	450,800
Orange PLC yankee 9% 6/1/09		2,400,000	2,520,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11		$ 1,940,000	$ 1,833,300
TeleCorp PCS, Inc. 0% 4/15/09 (d)		167,000	156,145
			19,414,970
TOTAL TELECOMMUNICATION SERVICES			29,336,885
UTILITIES - 5.5%
Electric Utilities - 3.1%
CMS Energy Corp.:
7.5% 1/15/09		1,220,000	1,043,100
8.375% 7/1/03		635,000	619,125
8.5% 4/15/11		320,000	278,400
8.9% 7/15/08		140,000	119,000
9.875% 10/15/07		1,220,000	1,110,200
Edison International 6.875% 9/15/04		1,375,000	1,285,625
Illinois Power Co. 11.5% 12/15/10 (f)		730,000	704,450
Korea Electric Power Corp. 4.25% 9/12/07 (f)		400,000	404,250
Nevada Power Co. 10.875% 10/15/09 (f)		370,000	370,000
Oncor Electric Delivery Co. 7% 9/1/22 (f)		2,170,000	2,023,321
Pacific Gas & Electric Co.:
6.75% 10/1/23		230,000	211,600
7.05% 3/1/24		115,000	106,950
7.583% 10/31/49 (f)(g)		1,575,000	1,504,125
9.625% 11/1/05 (f)		1,320,000	1,293,600
Reliant Energy Resources Corp.:
7.75% 2/15/11		325,000	273,000
8.125% 7/15/05		2,675,000	2,465,245
Sierra Pacific Power Co. 8% 6/1/08		870,000	817,800
Southern California Edison Co.:
7.125% 7/15/25		60,000	55,650
7.25% 3/1/26		180,000	166,950
7.625% 1/15/10		1,320,000	1,240,800
8.95% 11/3/03		1,290,000	1,277,100
TECO Energy, Inc. 10.5% 12/1/07 (f)		1,005,000	984,900
Tenaga Nasional BHD:
7.5% 11/1/25 (Reg. S)		300,000	285,533
7.625% 4/1/11 (Reg. S)		650,000	712,969
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Texas Utilities Co. 6.375% 1/1/08		$ 280,000	$ 250,600
TXU Corp. 6.375% 6/15/06		1,585,000	1,450,275
			21,054,568
Gas Utilities - 1.1%
CMS Panhandle Holding Co. 6.5% 7/15/09		620,000	595,200
El Paso Energy Corp.:
6.75% 5/15/09		565,000	389,850
7.375% 12/15/12		35,000	23,450
8.05% 10/15/30		165,000	102,300
Noram Energy Corp. 6.5% 2/1/08		325,000	273,000
Northwest Pipeline Corp. 6.625% 12/1/07		285,000	265,050
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24		80,000	72,000
8.25% 4/1/10		270,000	260,550
Southern Natural Gas Co.:
7.35% 2/15/31		2,200,000	1,837,000
8% 3/1/32		35,000	30,625
Tennessee Gas Pipeline Co.:
7% 10/15/28		130,000	100,100
7.5% 4/1/17		65,000	54,275
8.375% 6/15/32		195,000	169,650
Transcontinental Gas Pipe Line:
6.125% 1/15/05		420,000	390,600
6.25% 1/15/08		1,115,000	992,350
7% 8/15/11		330,000	300,300
8.875% 7/15/12 (f)		1,455,000	1,455,000
Williams Holdings of Delaware, Inc. 6.25% 2/1/06		180,000	125,100
			7,436,400
Multi-Utilities & Unregulated Power - 1.3%
AES Corp.:
8.75% 6/15/08		130,000	76,700
8.875% 2/15/11		190,000	110,200
9.5% 6/1/09		610,000	366,000
El Paso Corp.:
7% 5/15/11		805,000	547,400
7.875% 6/15/12 (f)		1,105,000	773,500
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Western Resources, Inc.:
6.875% 8/1/04		$ 460,000	$ 423,200
7.875% 5/1/07		1,640,000	1,664,600
9.75% 5/1/07		1,475,000	1,357,000
Williams Companies, Inc.:
6.625% 11/15/04		625,000	465,625
6.75% 1/15/06		770,000	535,150
7.125% 9/1/11		2,460,000	1,611,300
7.625% 7/15/19		435,000	274,050
8.125% 3/15/12 (f)		780,000	530,400
			8,735,125
TOTAL UTILITIES			37,226,093
TOTAL NONCONVERTIBLE BONDS			323,419,787
TOTAL CORPORATE BONDS (Cost $333,799,204)			333,539,833
U.S. Government and Government Agency Obligations - 19.4%

U.S. Government Agency Obligations - 5.4%
Fannie Mae:
1.75% 3/26/08	JPY	170,000,000	1,535,335
4.75% 1/2/07		400,000	424,308
5% 5/14/07		11,800,000	12,354,978
5.25% 6/15/06		2,550,000	2,778,847
6.25% 2/1/11		170,000	190,245
6.625% 11/15/10		5,752,000	6,753,538
7.25% 1/15/10		800,000	969,376
Freddie Mac:
2.875% 9/26/05		3,000,000	3,021,591
6% 5/25/12		4,000,000	4,177,216
7.375% 5/15/03		2,975,000	3,041,652
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		113,302	127,013
U.S. Government and Government Agency Obligations - continued
	Principal Amount (j)	Value (Note 1)
U.S. Government Agency Obligations - continued
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	$ 360,000	$ 375,686
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	183,333	186,230
Private Export Funding Corp. secured 6.86% 4/30/04	171,000	179,097
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		36,115,112
U.S. Treasury Obligations - 14.0%
U.S. Treasury Bonds:
6.125% 8/15/29	1,980,000	2,324,488
8.875% 8/15/17	9,825,000	14,359,463
9% 11/15/18	7,250,000	10,794,003
11.25% 2/15/15	1,200,000	1,998,422
U.S. Treasury Notes:
3% 1/31/04	10,920,000	11,123,046
3.5% 11/15/06	8,700,000	9,053,438
4.75% 11/15/08	14,670,000	16,013,215
5% 8/15/11	20,000,000	21,931,225
5.75% 11/15/05	1,460,000	1,613,928
6.75% 5/15/05	4,620,000	5,150,759
TOTAL U.S. TREASURY OBLIGATIONS		94,361,987
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $124,472,696)		130,477,099
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 0.7%
5.5% 5/1/11 to 6/1/14	369,072	386,399
6% 8/1/13 to 1/1/26	605,399	636,452
6% 1/1/33 (k)	2,000,000	2,068,750
6.5% 5/1/08 to 6/1/29	1,218,889	1,273,968
6.5% 1/1/33 (k)	8,953	9,325
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (j)	Value (Note 1)
Fannie Mae - continued
7% 9/1/25	$ 60,690	$ 64,194
7.5% 1/1/28 to 5/1/28	282,594	301,136
TOTAL FANNIE MAE		4,740,224
Freddie Mac - 0.0%
6% 12/1/07	3,163	3,212
8.5% 3/1/20	94,238	102,814
TOTAL FREDDIE MAC		106,026
Government National Mortgage Association - 0.7%
6% 1/15/09 to 5/15/09	409,965	436,905
6.5% 4/15/26 to 5/15/26	375,932	396,131
7% 9/15/25 to 5/15/32	2,350,838	2,494,639
7.5% 2/15/22 to 8/15/28	962,689	1,032,011
8% 9/15/26 to 12/15/26	115,430	125,833
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,485,519
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,912,073)		9,331,769
Foreign Government and Government Agency Obligations - 23.7%

Argentinian Republic:
Brady par L-GP 6% 3/31/23 (c)		1,565,000	719,900
BOCON 4/1/07 January 2002, coupon (c)(l)		510,000	0
BOCON 4/1/07 February 2002 coupon (c)(l)		510,000	0
BOCON 4/1/07 March 2002 coupon (c)(l)		510,000	0
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		500,000	337,500
par B 6.75% 3/21/21		750,000	506,250
value recovery A rights 1/2/21 (h)		500,000	5
value recovery B rights 1/2/21 (h)		750,000	8
Bangko Sentral Pilipinas:
8.6% 6/15/27		80,000	62,800
yankee 8.6% 6/15/27		100,000	78,500
Bogota Distrito Capital:
9.5% 12/12/06 (f)		540,000	529,200
9.5% 12/12/06 (Reg. S)		788,000	772,240
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		$ 3,577,246	$ 2,369,926
debt conversion bond 2.625% 4/15/12 (g)		3,450,000	1,897,500
8.875% 4/15/24		3,105,000	1,692,225
11% 1/11/12		550,000	368,500
11% 8/17/40		4,130,000	2,591,575
12% 4/15/10		510,000	371,025
12.25% 3/6/30		250,000	171,250
12.75% 1/15/20		2,375,000	1,686,250
14.5% 10/15/09		920,000	759,000
Bulgarian Republic:
7.5% 1/15/13 (Reg. S)	EUR	625,000	690,637
8.25% 1/15/15 (f)		400,000	437,000
8.25% 1/15/15 (Reg. S)		200,000	218,500
Canadian Government:
1.9% 3/23/09	JPY	150,000,000	1,381,662
3.5% 6/1/04	CAD	10,430,000	6,684,407
5.5% 6/1/09	CAD	3,000,000	2,026,522
7% 12/1/06	CAD	2,900,000	2,058,570
9% 6/1/25	CAD	6,800,000	6,337,498
Central Bank of Nigeria:
Brady 6.25% 11/15/20		2,000,000	1,340,000
warrants 11/15/20 (a)(h)		2,000	0
Chilean Republic 6.875% 4/28/09		950,000	1,038,322
Colombian Republic:
10.5% 7/9/10		1,450,000	1,508,000
10.75% 1/15/13		990,000	1,027,125
11.375% 1/31/08	EUR	985,000	1,054,835
11.75% 2/25/20		1,630,000	1,744,100
Dominican Republic 9.5% 9/27/06 (Reg. S)		180,000	191,700
Dutch Government 5.5% 1/15/28	EUR	1,500,000	1,721,784
Ecuador Republic:
6% 8/15/30 (e)(f)		703,000	286,473
6% 8/15/30 (Reg. S) (e)		645,000	262,838
El Salvador Republic 8.5% 7/25/11 (Reg. S)		325,000	346,938
French Government OAT 5.25% 4/25/08	EUR	6,500,000	7,366,954
German Federal Republic:
4.25% 2/18/05	EUR	2,200,000	2,380,690
5% 8/19/05	EUR	2,000,000	2,208,696
5% 2/17/06	EUR	8,100,000	8,989,694
5% 1/4/12	EUR	7,300,000	8,149,418
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
German Federal Republic: - continued
5.25% 1/4/11	EUR	15,750,000	$ 17,893,524
Italian Republic 3.75% 6/8/05	JPY	330,000,000	3,024,375
Ivory Coast:
Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	3,000,000	58,826
FLIRB 2% 3/30/18 (Reg. S) (c)(g)		1,020,000	127,500
Japan Government 2% 6/20/22	JPY	100,000,000	911,518
Malaysian Government 7.5% 7/15/11		625,000	723,047
Panamanian Republic:
Brady par 4.75% 7/17/26 (e)		250,000	181,250
8.25% 4/22/08		100,000	103,750
9.625% 2/8/11		750,000	823,125
10.75% 5/15/20		770,000	862,400
Peruvian Republic:
9.125% 1/15/08		690,000	703,800
9.125% 2/21/12		447,000	434,708
Philippine Long Distance Telephone Co. 10.625% 5/15/07		445,000	427,200
Philippine Republic:
6.5% 12/1/17		1,580,000	1,453,600
9.875% 1/15/19		600,000	592,500
10.625% 3/16/25		640,000	657,600
Polish Government Brady past due interest 7% 10/27/14		1,185,126	1,205,273
Russian Federation:
5% 3/31/30 (e)(f)		3,900,000	3,095,625
5% 3/31/30 (Reg. S) (e)		4,630,000	3,675,063
8.75% 7/24/05 (Reg. S)		375,000	406,406
11% 7/24/18 (Reg. S)		1,857,000	2,223,758
12.75% 6/24/28 (Reg. S)		1,608,000	2,130,600
Russian Federation Ministry of Finance:
Series V, 3% 5/14/08		1,170,000	927,225
Series VI, 3% 5/14/06		2,760,000	2,439,150
South African Republic:
7.375% 4/25/12		700,000	757,750
yankee 8.5% 6/23/17		1,200,000	1,359,000
Turkish Republic:
10.5% 1/13/08		420,000	435,750
11.5% 1/23/12		475,000	490,438
11.75% 6/15/10		713,000	752,215
11.875% 1/15/30		625,000	653,125
12.375% 6/15/09		1,010,000	1,098,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Ukraine Government 11% 3/15/07 (Reg. S)		$ 2,956,800	$ 3,045,504
United Kingdom, Great Britain & Northern Ireland:
6.25% 11/25/10	GBP	3,120,000	5,662,301
6.5% 12/7/03	GBP	500,000	826,070
7.5% 12/7/06	GBP	1,410,000	2,549,839
8.75% 8/25/17	GBP	3,150,000	7,380,620
United Mexican States:
Brady:
par A 6.25% 12/31/19		2,090,000	2,061,263
par B 6.25% 12/31/19		1,660,000	1,637,175
value recovery:
rights 6/30/03 (h)		1,130,000	4,746
rights 6/30/04 (h)		3,650,000	12,775
rights 6/30/05 (h)		3,650,000	1,825
rights 6/30/06 (h)		3,650,000	1,825
rights 6/30/07 (h)		3,650,000	1,825
8.125% 12/30/19		1,130,000	1,194,975
8.3% 8/15/31		770,000	812,350
8.375% 1/14/11		480,000	543,000
9.875% 2/1/10		800,000	972,000
10.375% 2/17/09		1,350,000	1,663,875
11.375% 9/15/16		1,245,000	1,665,188
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		3,260	0
6.66% 3/31/20	DEM	1,750,000	695,227
11% 3/5/08	EUR	925,000	755,075
11.125% 7/25/11	EUR	2,125,000	1,667,701
13.625% 8/15/18		555,000	485,625
euro Brady par W-B 6.75% 3/31/20		250,000	199,375
warrants 4/18/20 (a)(h)		1,666	0
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $143,305,003)			158,834,652
Supranational Obligations - 1.0%

European Investment Bank euro:
0.875% 11/8/04	JPY	100,000,000	855,670
6% 12/7/28	GBP	600,000	1,137,618
Supranational Obligations - continued
		Principal Amount (j)	Value (Note 1)
International Bank for Reconstruction & Development:
2% 2/18/08	JPY	210,000,000	$ 1,921,950
euro 4.5% 3/20/03	JPY	300,000,000	2,552,277
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,112,868)			6,467,515
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
McCaw International Ltd. warrants 4/16/07 (a)(f)	1,753	0
NTL, Inc. warrants 10/14/08 (a)	1,586	16
TOTAL COMMON STOCKS (Cost $21,301)	16
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	861	646
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	240	247,992
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Fresenius Medical Care Capital Trust II $78.75	1,260	1,255,748
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,881	259,290
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	15	10,350
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	33	$ 31,350
Series E, $111.25 pay-in-kind	682	600,160
		641,860
TOTAL TELECOMMUNICATION SERVICES		901,150
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,404,890
TOTAL PREFERRED STOCKS (Cost $5,022,028)		2,405,536
Floating Rate Loans - 0.4%
	Principal Amount (j)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (g)	$ 1,520,000	1,231,200
UTILITIES - 0.2%
Electric Utilities - 0.2%
Centerpoint Energy House Elec. LLC term loan 12.75% 11/11/05 (g)	600,000	636,000
Consumers Energy Co. term loan 6.3204% 7/11/04 (g)	500,000	495,000
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (g)	700,000	694,750
		1,825,750
TOTAL FLOATING RATE LOANS (Cost $2,991,822)		3,056,950
Sovereign Loan Participations - 0.2%

Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.625% 9/4/06 (g)	337,778	317,511
Sovereign Loan Participations - continued
	Principal Amount (j)	Value (Note 1)
Algerian Republic loan participation: - continued
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.625% 9/4/06 (g)	$ 29,613	$ 27,836
Series 1 - Salomon Brothers 2.625% 9/4/06 (g)	100,000	94,000
Series 3 - Credit Suisse First Boston 2.625% 3/4/10 (g)	255,882	231,574
Series 3 - Deutsche Bank 2.625% 3/4/10 (g)	44,118	39,926
Series 3 - JPMorgan Chase 2.625% 3/4/10 (g)	44,118	39,926
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.625% 3/4/10 (g)	112,113	101,462
Series 3 - Salomon Brothers 2.625% 3/4/10 (g)	206,250	186,656
Moroccan Kingdom loan participation Series A - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.5625% 1/1/09 (g)	230,769	208,846
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,220,494)		1,247,737
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 1.43% (b) (Cost $15,186,417)	15,186,417	15,186,417
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $641,043,906)		660,547,524
NET OTHER ASSETS - 1.5%		10,185,339
NET ASSETS - 100%		$ 670,732,863
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,231,396 or 6.3% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 12/31/02	$ 889,881
(j) Principal amount is stated in United States dollars unless otherwise noted.
(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	65.0%
Germany	6.6
Canada	4.8
Mexico	3.2
United Kingdom	2.9
Russia	2.4
Brazil	2.1
France	1.1
Colombia	1.1
Multi-National	1.0
Others (individually less than 1%)	9.8
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,304,687 or 0.6% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $755,989,541 and $571,439,311, respectively, of which long-term U.S. government and government agency obligations aggregated $271,788,245 and $258,488,783, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $658,113 or 0.1% of net assets.

Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $34,640,000 of which $10,864,000, $4,074,000, $7,897,000 and $11,805,000 will expire on December 31, 2007, 2008, 2009 and 2010 respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2002

Assets
Investment in securities, at value (cost $641,043,906) - See accompanying schedule		$ 660,547,524
Cash		821,754
Receivable for investments sold		113,932
Receivable for fund shares sold		3,666,812
Dividends receivable		11,712
Interest receivable		13,186,887
Total assets		678,348,621

Liabilities
Payable for investments purchased Regular delivery	$ 2,144,656
Delayed delivery	2,064,251
Payable for fund shares redeemed	1,470,971
Distributions payable	1,179,903
Accrued management fee	319,015
Distribution fees payable	226,678
Other payables and accrued expenses	210,284
Total liabilities		7,615,758

Net Assets		$ 670,732,863
Net Assets consist of:
Paid in capital		$ 683,528,727
Undistributed net investment income		3,675,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,037,990)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,566,799
Net Assets		$ 670,732,863

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,526,384 ÷ 5,469,343 shares)	$ 10.34

Maximum offering price per share (100/95.25 of $10.34)	$ 10.86
Class T: Net Asset Value and redemption price per share ($279,109,078 ÷ 27,016,944 shares)	$ 10.33

Maximum offering price per share (100/96.50 of $10.33)	$ 10.70
Class B: Net Asset Value and offering price per share ($146,725,967 ÷ 14,174,735 shares) A	$ 10.35

Class C: Net Asset Value and offering price per share ($67,941,178 ÷ 6,581,949 shares) A	$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($120,430,256 ÷ 11,579,590 shares)	$ 10.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2002

Investment Income
Dividends		$ 618,702
Interest		41,248,510
Total income		41,867,212

Expenses
Management fee	$ 3,152,148
Transfer agent fees	1,093,711
Distribution fees	2,388,671
Accounting fees and expenses	325,128
Non-interested trustees' compensation	1,897
Custodian fees and expenses	83,273
Registration fees	86,480
Audit	36,768
Legal	8,042
Miscellaneous	31,432
Total expenses before reductions	7,207,550
Expense reductions	(9,958)	7,197,592
Net investment income (loss)		34,669,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(9,959,602)
Foreign currency transactions	126,889
Total net realized gain (loss)		(9,832,713)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,437,685
Assets and liabilities in foreign currencies	101,844
Total change in net unrealized appreciation (depreciation)		25,539,529
Net gain (loss)		15,706,816
Net increase (decrease) in net assets resulting from operations		$ 50,376,436

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2002	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,669,620	$ 28,083,029
Net realized gain (loss)	(9,832,713)	(10,366,136)
Change in net unrealized appreciation (depreciation)	25,539,529	5,168,989
Net increase (decrease) in net assets resulting from operations	50,376,436	22,885,882
Distributions to shareholders from net investment income	(34,038,481)	(25,101,987)
Share transactions - net increase (decrease)	185,250,809	128,371,992
Total increase (decrease) in net assets	201,588,764	126,155,887

Net Assets
Beginning of period	469,144,099	342,988,212
End of period (including undistributed net investment income of $3,675,327 and undistributed net investment income of $3,458,933, respectively)	$ 670,732,863	$ 469,144,099

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.12	$ 10.47	$ 10.56	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.668	.730 E	.793	.775	.771
Net realized and unrealized gain (loss)	.214	(.081) E	(.434)	(.152)	(.512)
Total from investment operations	.882	.649	.359	.623	.259
Distributions from net investment income	(.652)	(.659)	(.709)	(.713)	(.729)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.652)	(.659)	(.709)	(.713)	(.789)
Net asset value, end of period	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56
Total Return A, B	9.09%	6.53%	3.58%	6.12%	2.38%
Ratios to Average Net Assets D
Expenses before expense reductions	1.04%	1.07%	1.08%	1.08%	1.23%
Expenses net of voluntary waivers, if any	1.04%	1.07%	1.08%	1.08%	1.23%
Expenses net of all reductions	1.04%	1.07%	1.08%	1.07%	1.22%
Net investment income (loss)	6.65%	7.18% E	7.76%	7.44%	7.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,526	$ 33,271	$ 17,948	$ 12,800	$ 9,596
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.11	$ 10.47	$ 10.55	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.660	.725 E	.788	.772	.781
Net realized and unrealized gain (loss)	.203	(.074) E	(.445)	(.147)	(.535)
Total from investment operations	.863	.651	.343	.625	.246
Distributions from net investment income	(.643)	(.651)	(.703)	(.705)	(.726)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.643)	(.651)	(.703)	(.705)	(.786)
Net asset value, end of period	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55
Total Return A, B	8.89%	6.55%	3.42%	6.15%	2.26%
Ratios to Average Net Assets D
Expenses before expense reductions	1.13%	1.15%	1.14%	1.13%	1.18%
Expenses net of voluntary waivers, if any	1.13%	1.15%	1.14%	1.13%	1.18%
Expenses net of all reductions	1.13%	1.15%	1.14%	1.13%	1.17%
Net investment income (loss)	6.57%	7.10% E	7.70%	7.38%	7.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,109	$ 238,034	$ 206,972	$ 190,335	$ 189,755
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.13	$ 10.49	$ 10.57	$ 11.10
Income from Investment Operations
Net investment income (loss) C	.595	.658 E	.722	.703	.713
Net realized and unrealized gain (loss)	.212	(.085) E	(.447)	(.146)	(.529)
Total from investment operations	.807	.573	.275	.557	.184
Distributions from net investment income	(.577)	(.583)	(.635)	(.637)	(.654)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.577)	(.583)	(.635)	(.637)	(.714)
Net asset value, end of period	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57
Total Return A, B	8.28%	5.74%	2.73%	5.45%	1.69%
Ratios to Average Net Assets D
Expenses before expense reductions	1.78%	1.81%	1.80%	1.78%	1.83%
Expenses net of voluntary waivers, if any	1.78%	1.81%	1.80%	1.78%	1.83%
Expenses net of all reductions	1.78%	1.81%	1.80%	1.78%	1.83%
Net investment income (loss)	5.91%	6.44% E	7.04%	6.73%	6.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,726	$ 115,957	$ 87,879	$ 86,116	$ 72,773
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.11	$ 10.46	$ 10.55	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.585	.647 E	.707	.687	.672
Net realized and unrealized gain (loss)	.204	(.082) E	(.432)	(.151)	(.517)
Total from investment operations	.789	.565	.275	.536	.155
Distributions from net investment income	(.569)	(.575)	(.625)	(.626)	(.625)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.569)	(.575)	(.625)	(.626)	(.685)
Net asset value, end of period	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55
Total Return A, B	8.10%	5.67%	2.74%	5.25%	1.42%
Ratios to Average Net Assets D
Expenses before expense reductions	1.87%	1.89%	1.91%	1.91%	2.13%
Expenses net of voluntary waivers, if any	1.87%	1.89%	1.91%	1.91%	2.07%
Expenses net of all reductions	1.87%	1.89%	1.90%	1.90%	2.07%
Net investment income (loss)	5.83%	6.35% E	6.94%	6.61%	6.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,941	$ 40,036	$ 25,891	$ 16,927	$ 11,248
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.18	$ 10.53	$ 10.61	$ 11.14
Income from Investment Operations
Net investment income (loss) B	.685	.725D	.816	.799	.805
Net realized and unrealized gain (loss)	.210	(.059)D	(.437)	(.150)	(.533)
Total from investment operations	.895	.666	.379	.649	.272
Distributions from net investment income	(.665)	(.676)	(.729)	(.729)	(.742)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.665)	(.676)	(.729)	(.729)	(.802)
Net asset value, end of period	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61
Total Return A	9.17%	6.67%	3.76%	6.35%	2.49%
Ratios to Average Net Assets C
Expenses before expense reductions	.92%	.94%	.90%	.93%	1.07%
Expenses net of voluntary waivers, if any	.92%	.94%	.90%	.93%	1.07%
Expenses net of all reductions	.92%	.94%	.90%	.93%	1.07%
Net investment income (loss)	6.78%	7.31% D	7.95%	7.58%	7.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,430	$ 41,845	$ 4,298	$ 3,645	$ 4,636
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2002

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, non-taxable dividends, market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,448,443
Unrealized depreciation	(19,853,488)
Net unrealized appreciation (depreciation)	21,594,955
Undistributed ordinary income	249,215
Capital loss carryforward	(34,640,036)
Cost for federal income tax purposes	$ 638,952,569

The tax character of distributions paid during the current and prior year was as follows:

Ordinary Income	$ 34,038,481	$ 25,101,987

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 65,737	$ 0
Class T	0%	.25%	630,703	2,160
Class B	.65%	.25%	1,163,880	840,580
Class C	.75%	.25%	528,351	204,308
			$ 2,388,671	$ 1,047,048

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 148,807	$ 50,187
Class T	154,219	47,355
Class B*	448,094	448,094
Class C*	20,242	20,242
	$ 771,362	$ 565,878

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 92,010.21
Class T	492,017.19
Class B	257,137.20
Class C	97,672.18
Institutional Class	154,875.24
	$ 1,093,711

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $502,625 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9,958.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2002	Year ended December 31, 2001
From net investment income
Class A	$ 2,879,245	$ 1,682,963
Class T	16,209,599	14,577,073
Class B	7,449,865	5,881,042
Class C	3,035,475	1,923,438
Institutional Class	4,464,297	1,037,471
Total	$ 34,038,481	$ 25,101,987

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001
Class A
Shares sold	3,311,430	2,258,438	$ 33,311,262	$ 23,127,120
Reinvestment of distributions	217,732	126,791	2,195,461	1,295,621
Shares redeemed	(1,350,552)	(867,919)	(13,573,108)	(8,871,095)
Net increase (decrease)	2,178,610	1,517,310	$ 21,933,615	$ 15,551,646
Class T
Shares sold	10,286,192	10,514,855	$ 103,303,183	$ 107,800,636
Reinvestment of distributions	1,374,178	1,206,880	13,847,406	12,342,654
Shares redeemed	(8,196,786)	(8,631,545)	(82,139,990)	(88,386,065)
Net increase (decrease)	3,463,584	3,090,190	$ 35,010,599	$ 31,757,225
Class B
Shares sold	6,223,682	4,944,859	$ 62,644,094	$ 50,745,877
Reinvestment of distributions	483,525	382,899	4,882,187	3,921,852
Shares redeemed	(3,985,766)	(2,546,575)	(40,018,841)	(26,091,323)
Net increase (decrease)	2,721,441	2,781,183	$ 27,507,440	$ 28,576,406
Class C
Shares sold	3,875,283	2,208,137	$ 38,915,513	$ 22,638,089
Reinvestment of distributions	202,676	138,654	2,041,525	1,416,119
Shares redeemed	(1,460,744)	(943,286)	(14,644,174)	(9,631,107)
Net increase (decrease)	2,617,215	1,403,505	$ 26,312,864	$ 14,423,101
Institutional Class
Shares sold	10,417,693	4,488,876	$ 104,200,059	$ 46,146,722
Reinvestment of distributions	409,628	93,911	4,167,443	961,368
Shares redeemed	(3,363,329)	(889,542)	(33,881,211)	(9,044,476)
Net increase (decrease)	7,463,992	3,693,245	$ 74,486,291	$ 38,063,614

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 5, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Name, Age; Principal Occupation
Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

George A. Fischer (41)

Year of Election or Appointment: 2003

Vice President of Advisor Strategic Income. Mr. Fischer is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Mark J. Notkin (38)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Income. Mr. Notkin is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

Ian Spreadbury (48)

Year of Election or Appointment: 1999

Vice President of Advisor Strategic Income. Mr. Spreadbury is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Spreadbury managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Strategic Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Strategic Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Strategic Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Strategic Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Strategic Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SI-ANN-0203 338080
1.540220.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo)(Registered Trademark)

Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

U.S. Treasuries proved to be one of the best-performing investments of 2002, gaining nearly 12% for the year according to the Lehman Brothers® Treasury Index. In fact, all categories of investment-grade bonds finished the year in the plus column. Stocks, on the other hand, declined for the third consecutive year, but a strong fourth quarter left many equity investors hopeful of better things to come in 2003.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	9.17%	31.71%	99.64%
Fidelity Strategic Income Composite	7.94%	26.57%	85.82%
JP EMBI Global	13.11%	44.08%	159.46%
LB Government Bond	11.50%	45.41%	94.62%
ML U.S. High Yield Master II	-1.89%	2.64%	56.11%
SSBSM Non-US Group of 7 Index- Equally Weighted Unhedged	21.66%	31.93%	67.01%
Multi-Sector Income Funds Average	6.59%	15.32%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch U.S. High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally, you can also compare the Institutional Class' returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global), the Lehman Brothers® Government Bond Index, the Merrill Lynch U.S. High Yield Master II Index and the Salomon Smith Barney® Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Annual Report

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	9.17%	5.66%	8.83%
Fidelity Strategic Income Composite	7.94%	4.83%	7.88%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch U.S. High Yield Master II Index and the Fidelity Strategic Income Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	6.91%	6.77%	7.08%	7.10%	6.68%
Capital returns	2.26%	-0.10%	-3.32%	-0.75%	-4.19%
Total returns	9.17%	6.67%	3.76%	6.35%	2.49%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	9.81¢	34.83¢	66.49¢
Annualized dividend rate	6.48%	6.43%	6.57%
30-day annualized yield	6.27%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.34 over the past one month, $10.05 over the past six months, and $10.12 over the past one year, you can compare the class' income over these three periods. Any non-recurring distributions required by Federal tax regulations included in Dividends per share have not been annualized. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

For essentially all categories of foreign and domestic debt - with the possible exception of U.S. high-yield bonds - 2002 was a very good year. Faltering equity markets, low interest rates and geopolitical tension dominated the global environment, and investors responded by pulling money out of equities and entrusting it to higher-quality fixed-income instruments. Overall, government bond markets outside the U.S. were the best performers during the 12-month period ending December 31, 2002. In that time, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - advanced an impressive 21.99%. Emerging-markets debt also continued to make an impression. The J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - which measures the performance of more than 30 emerging-markets countries - finished the period with a return of 13.11%, the fourth consecutive annual gain for the index. U.S government bonds also landed in the double-digit plus column. The Lehman Brothers® Government Bond Index - a benchmark for U.S. government securities with maturities of one year or more - gained 11.50%. Conversely, a multitude of corporate governance and accounting scandals, debt defaults and credit downgrades were significant contributors to the 1.89% loss of the Merrill Lynch U.S. High Yield Master II Index.

(Portfolio Manager photograph)
An interview with William Eigen, Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund

Q. How did the fund perform, Bill?

A. For the year ending December 31, 2002, the fund's Institutional Class shares were up 9.17%, outpacing both the Fidelity Strategic Income Composite Index and the Lipper Inc. multi-sector income funds average, which returned 7.94% and 6.59%, respectively.

Q. What was behind the fund's strong showing?

A. While security selection was primarily responsible, some well-timed tactical asset-allocation shifts also helped. With the exception of the non-U.S. developed markets subportfolio - which performed roughly in line with its index - all the subportfolios beat their benchmarks, with particularly strong results from our high-yield investments. I'm proud that despite a difficult period overall for higher-risk assets, along with heavy cash flows into the fund, we continued to deliver very competitive returns for our shareholders - a testament to our disciplined management and risk-control process.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Which of your asset-allocation decisions added value?

A. Although high-yield was the weakest segment of the fixed-income market during the period, I used the sector's volatility to our advantage. Overweighting high-yield bonds amid their run-up early in the year helped, as did reducing the position when the sector suffered from widespread credit-quality downgrades and weak economic and issuer fundamentals. Also helpful was moving back to an overweighting early in the fourth quarter, as yield spreads tightened rapidly from record-wide levels in October and November amid a more positive environment for riskier assets. A timely overweighting in the developed-markets subportfolio during the late spring was another plus. I felt the strength of the dollar against the euro was unsustainable since interest rates were higher overseas. The dollar subsequently weakened and our bonds rallied. I trimmed the position to take profits, returning us to a neutral weighting by July. Within the U.S. government bond subportfolio, I substituted cash for some Treasuries - which I felt were overvalued - in an effort to preserve capital. While this strategy hurt us for most of the year as Treasuries benefited from favorable interest rate conditions and a flight to quality, it helped a lot during the fourth quarter when high-yield bonds strongly outperformed.

Q. What fueled the subportfolios?

A. Good security selection within the high-yield subportfolio - managed by Mark Notkin - contributed the most. Mark's fundamental approach was key in avoiding many of the year's blow-ups, and his focus on stronger credits with upgrade potential or whose fundamentals could improve worked well. Timely trading also helped, particularly within telecommunications. Strong macroeconomic analysis and research bolstered the emerging-markets subportfolio - managed by Jonathan Kelly, who replaced John Carlson in April. Some good picks within Latin American markets - including Brazil, Argentina and Venezuela - and an emphasis on top-performing Russian debt overwhelmed what we lost by overweighting Brazil and underweighting South Korea. The U.S. government subportfolio - managed by Kevin Grant - benefited from effective yield-curve positioning amid a volatile interest rate environment. Overweighting high-quality, higher-yielding agency and mortgage securities also helped. Finally, the developed-markets subportfolio - managed by Ian Spreadbury - posted a strong return in large part due to falling interest rates and currency gains among European issues.

Q. What's your outlook?

A. I'm bullish on high-yield bonds at period end, as valuations remain attractive relative to historical norms, and extremely low Treasury rates have left investors searching for extra yield. There still seems to be a significant amount of "bad news" reflected in prices despite the fact that much of the damage - in terms of weeding out speculative issues and defaults - likely has passed. I'm bearish on Treasuries and still hold cash as protection against rising interest rates. I'm still cautious on emerging-markets debt given political uncertainty in Brazil, while currency movements will dictate our developed-markets exposure.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Start date: October 31, 1994

Size: as of December 31, 2002, more than $670 million

Manager: William Eigen, since 2001; director, Fidelity Asset Allocation Fund Group, 1997-
2001; joined Fidelity in 1994

3

Bill Eigen revisits how diversification works for the fund:

"Many investors consider their portfolios well diversified if they allocate between equity funds with different risk characteristics and a fixed-income fund - in most cases a U.S. government fund or investment-grade bond fund. While I believe that is a reasonable investment strategy, I think there is an additional risk to consider. Traditional fixed-income funds generally concentrate in only one area of the market. Like equities, fixed-income asset classes offer widely varying risk/return characteristics. The diversification offered within this fund takes advantage of all aspects of the fixed-income markets - including emerging markets, non-U.S. developed markets, high-yield and U.S. government securities.

"The benefit of this type of diversification is that if one sector of the fund is experiencing negative returns, it could be offset by a sector that's performing well. The end result is a portfolio that provides competitive returns over time within a controlled volatility framework. The historical returns of the fund illustrate this concept well."

Note to shareholders: Effective January 1, 2003, George Fischer assumed responsibility for managing the fund's U.S. government bond subportfolio.

Annual Report

Investment Changes

Top Five Holdings as of December 31, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.0	14.9
German Federal Republic	5.9	4.8
Fannie Mae	4.4	4.7
Canadian Government	2.7	2.9
United Kingdom, Great Britain & Northern Ireland	2.4	2.3
	29.4
Top Five Market Sectors as of December 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	14.4	13.8
Financials	7.0	5.4
Utilities	5.7	1.6
Telecommunication Services	4.6	4.9
Materials	4.3	4.5
Quality Diversification (% of fund's net assets)
As of December 31, 2002	As of June 30, 2002
U.S. Governments 20.8%	U.S. Governments 23.0%
AAA, AA, A 15.9%	AAA, AA, A 16.0%
BBB 8.0%	BBB 6.9%
BB 18.9%	BB 15.4%
B 26.7%	B 25.2%
CCC, CC, C 4.2%	CCC, CC, C 3.5%
D 0.2%	D 0.0%
Not Rated 1.1%	Not Rated 1.5%
Equities 0.4%	Equities 0.5%
Short-Term Investments and Net OtherAssets 3.8%	Short-Term Investments and Net OtherAssets 8.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of December 31, 2002		As of June 30, 2002
	Corporate Bonds 49.7%		Corporate Bonds 43.8%
	U.S. Government and Government Agency Obligations 20.8%		U.S. Government and Government Agency Obligations 23.0%
	Foreign Government & Government Agency Obligations 23.7%		Foreign Government & Government Agency Obligations 23.1%
	Stocks 0.4%		Stocks 0.5%
	Other Investments 1.6%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	35.0%	** Foreign investments	33.7%

Annual Report

Investments December 31, 2002

Showing Percentage of Net Assets

Corporate Bonds - 49.7%
		Principal Amount (j)	Value (Note 1)
Convertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07 (f)		$ 130,000	$ 115,700
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Total Renal Care Holdings 7% 5/15/09		3,515,000	3,495,228
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Instruments - 0.9%
Celestica, Inc. liquid yield option note 0% 8/1/20		6,630,000	3,041,513
Sanmina-SCI Corp. 0% 9/12/20		4,790,000	1,951,925
Solectron Corp. liquid yield option note:
0% 5/8/20		187,000	114,538
0% 11/20/20		1,060,000	522,050
			5,630,026
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10		1,223,000	879,092
TOTAL CONVERTIBLE BONDS			10,120,046
Nonconvertible Bonds - 48.2%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.8%
Arvin Industries, Inc. 6.75% 3/15/08		760,000	731,500
ArvinMeritor, Inc. 8.75% 3/1/12		1,000,000	1,025,000
Dana Corp. 10.125% 3/15/10		1,855,000	1,873,550
Lear Corp.:
7.96% 5/15/05		760,000	775,200
8.11% 5/15/09		1,100,000	1,160,500
Stoneridge, Inc. 11.5% 5/1/12		35,000	33,425
			5,599,175
Hotels, Restaurants & Leisure - 4.7%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09		1,825,000	1,948,188
Domino's, Inc. 10.375% 1/15/09		2,630,000	2,840,400
Florida Panthers Holdings, Inc. 9.875% 4/15/09		2,205,000	2,293,200
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Hotels Corp.:
7.625% 12/1/12		$ 660,000	$ 656,700
8.25% 2/15/11		1,315,000	1,361,025
HMH Properties, Inc. 7.875% 8/1/05		615,000	602,700
Horseshoe Gaming LLC 8.625% 5/15/09		2,800,000	2,954,000
International Game Technology 8.375% 5/15/09		520,000	574,600
ITT Corp. 7.375% 11/15/15		610,000	558,150
KSL Recreation Group, Inc. 10.25% 5/1/07		320,000	326,400
MGM Mirage, Inc. 8.5% 9/15/10		435,000	478,500
Penn National Gaming, Inc. 8.875% 3/15/10		3,055,000	3,116,100
Station Casinos, Inc. 8.375% 2/15/08		4,000,000	4,240,000
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		2,070,000	2,116,575
Tricon Global Restaurants, Inc.:
8.5% 4/15/06		400,000	426,000
8.875% 4/15/11		3,445,000	3,737,825
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,430,000	1,433,575
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		1,900,000	1,909,500
			31,573,438
Household Durables - 1.2%
Beazer Homes USA, Inc.:
8.625% 5/15/11		920,000	947,600
8.875% 4/1/08		510,000	527,850
Champion Home Builders Co. 11.25% 4/15/07		230,000	192,050
D.R. Horton, Inc.:
7.875% 8/15/11		1,000,000	975,000
8% 2/1/09		500,000	500,000
Kaufman & Broad Home Corp. 9.625% 11/15/06		500,000	517,500
KB Home 8.625% 12/15/08		350,000	365,750
Lennar Corp. 7.625% 3/1/09		905,000	936,675
Pulte Homes, Inc. 7.875% 8/1/11		1,130,000	1,247,238
Ryland Group, Inc. 9.125% 6/15/11		510,000	540,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (i)		$ 914,046	$ 658,113
Standard Pacific Corp. 9.25% 4/15/12		315,000	305,550
			7,713,926
Leisure Equipment & Products - 0.2%
The Hockey Co. 11.25% 4/15/09		1,380,000	1,407,600
Media - 7.2%
AMC Entertainment, Inc.:
9.5% 3/15/09		400,000	394,000
9.5% 2/1/11		375,000	369,375
9.875% 2/1/12		1,060,000	1,044,100
American Media Operations, Inc. 10.25% 5/1/09		1,295,000	1,337,088
Chancellor Media Corp.:
8% 11/1/08		2,310,000	2,494,800
8.125% 12/15/07		355,000	369,200
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)		2,950,000	855,500
0% 4/1/11 (d)		1,780,000	614,100
0% 5/15/11 (d)		550,000	137,500
9.625% 11/15/09		570,000	250,800
10% 4/1/09		1,180,000	519,200
10% 5/15/11		925,000	416,250
10.75% 10/1/09		1,670,000	734,800
Cinemark USA, Inc.:
8.5% 8/1/08		615,000	584,250
9.625% 8/1/08		545,000	545,000
Corus Entertainment, Inc. 8.75% 3/1/12		2,450,000	2,597,000
CSC Holdings, Inc.:
7.625% 4/1/11		3,530,000	3,327,025
7.625% 7/15/18		270,000	237,600
7.875% 2/15/18		105,000	92,400
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (f)		1,320,000	1,412,400
EchoStar DBS Corp.:
9.125% 1/15/09		70,000	73,325
9.375% 2/1/09		3,600,000	3,780,000
10.375% 10/1/07		6,120,000	6,548,400
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Entravision Communications Corp. 8.125% 3/15/09		$ 2,565,000	$ 2,693,250
Grupo Televisa SA de CV 8% 9/13/11		340,000	355,300
International Cabletel, Inc. 11.5% 2/1/06 (c)		1,490,000	163,900
Lamar Media Corp.:
7.25% 1/1/13 (f)		370,000	374,625
8.625% 9/15/07		1,395,000	1,459,519
9.625% 12/1/06		460,000	476,100
LBI Media, Inc. 10.125% 7/15/12 (f)		835,000	872,575
Livent, Inc. yankee 9.375% 10/15/04 (c)		300,000	51,000
News America Holdings, Inc.:
7.375% 10/17/08		85,000	93,555
7.6% 10/11/15		365,000	401,599
Nextmedia Operating, Inc. 10.75% 7/1/11		490,000	514,500
PanAmSat Corp.:
6.125% 1/15/05		830,000	809,250
6.375% 1/15/08		490,000	470,400
Pegasus Communications Corp. 12.5% 8/1/07		1,010,000	454,500
Penton Media, Inc. 11.875% 10/1/07		440,000	365,200
Quebecor Media, Inc. 11.125% 7/15/11		20,000	18,400
Radio One, Inc. 8.875% 7/1/11		4,015,000	4,306,088
Regal Cinemas Corp. 9.375% 2/1/12		1,535,000	1,627,100
Rogers Cable, Inc. yankee 7.875% 5/1/12		800,000	780,000
Susquehanna Media Co. 8.5% 5/15/09		90,000	92,700
Telewest PLC yankee:
9.625% 10/1/06 (c)		1,315,000	236,700
11% 10/1/07 (c)		4,070,000	752,950
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		230,000	207,863
yankee 10.5% 2/15/07		250,000	225,938
Von Hoffman Holdings, Inc. 13.5% 5/15/09		131,271	76,137
Yell Finance BV 10.75% 8/1/11		1,750,000	1,925,000
			48,538,262
Specialty Retail - 0.1%
Hollywood Entertainment Corp. 9.625% 3/15/11		360,000	363,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.2%
Levi Strauss & Co. 12.25% 12/15/12 (f)		$ 1,290,000	$ 1,270,650
TOTAL CONSUMER DISCRETIONARY			96,466,651
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Constellation Brands, Inc. 8.125% 1/15/12		1,000,000	1,035,000
Food & Drug Retailing - 0.2%
Disco SA yankee:
9.125% 5/15/03		50,000	48,500
9.875% 5/15/08		390,000	343,200
Rite Aid Corp.:
6.125% 12/15/08 (f)		585,000	432,900
6.875% 8/15/13		195,000	138,450
7.125% 1/15/07		270,000	224,100
			1,187,150
Food Products - 1.2%
Chiquita Brands International, Inc. 10.56% 3/15/09		1,665,000	1,698,300
Corn Products International, Inc.:
8.25% 7/15/07		1,250,000	1,256,250
8.45% 8/15/09		125,000	125,938
Dean Foods Co.:
6.625% 5/15/09		90,000	89,100
6.9% 10/15/17		810,000	737,100
8.15% 8/1/07		1,350,000	1,414,125
Del Monte Corp.:
8.625% 12/15/12 (f)		860,000	877,200
9.25% 5/15/11		295,000	306,800
Dole Food Co., Inc.:
7.25% 5/1/09		1,375,000	1,320,000
Michael Foods, Inc. 11.75% 4/1/11		50,000	55,500
			7,880,313
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07		130,000	122,200
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.4%
Revlon Consumer Products Corp. 12% 12/1/05		$ 3,170,000	$ 3,043,200
TOTAL CONSUMER STAPLES			13,267,863
ENERGY - 4.2%
Energy Equipment & Services - 0.6%
DI Industries, Inc. 8.875% 7/1/07		620,000	635,500
Grant Prideco, Inc.:
9% 12/15/09 (f)		170,000	177,650
9.625% 12/1/07		460,000	487,600
Key Energy Services, Inc. 8.375% 3/1/08		820,000	858,950
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		250,000	266,094
7.75% 8/15/15 (Reg. S)		470,000	537,856
Transocean, Inc. 9.5% 12/15/08		1,020,000	1,167,900
			4,131,550
Oil & Gas - 3.6%
Chesapeake Energy Corp.:
8.125% 4/1/11		1,895,000	1,951,850
8.375% 11/1/08		700,000	721,000
8.5% 3/15/12		150,000	155,250
Encore Acquisition Co. 8.375% 6/15/12 (f)		755,000	785,200
Forest Oil Corp. 8% 12/15/11		480,000	505,200
Hurricane Hydrocarbons 12% 8/4/06		1,110,000	1,129,425
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		1,532,000	1,003,460
Pemex Project Funding Master Trust:
7.875% 2/1/09 (f)		1,010,000	1,085,750
8% 11/15/11 (f)		320,000	342,400
Petroleos Mexicanos 9.25% 3/30/18		3,180,000	3,569,550
Plains All American Pipeline LP 7.75% 10/15/12 (f)		430,000	445,050
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)		1,825,000	1,888,875
Teekay Shipping Corp. 8.875% 7/15/11		5,635,000	5,775,875
The Coastal Corp.:
6.2% 5/15/04		310,000	266,600
6.5% 5/15/06		480,000	388,800
6.95% 6/1/28		50,000	32,000
7.5% 8/15/06		320,000	262,400
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
The Coastal Corp.: - continued
7.75% 6/15/10		$ 1,000,000	$ 785,000
7.75% 10/15/35		495,000	326,700
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000,000	1,035,000
YPF Sociedad Anonima yankee 9.125% 2/24/09		1,850,000	1,646,500
			24,101,885
TOTAL ENERGY			28,233,435
FINANCIALS - 6.7%
Banks - 1.1%
Banco Nacional de Desenvolvimento Economico e Social 20.369% 6/16/08 (g)		725,000	645,250
Bangkok Bank Ltd. PCL:
8.75% 3/15/07 (Reg. S)		400,000	456,000
9.025% 3/15/29 (f)		85,000	86,063
9.025% 3/15/29 (Reg. S)		100,000	101,250
Banque Centrale de Tunisie 7.375% 4/25/12		250,000	262,500
Hanvit Bank:
12.75% 3/1/10 (f)(g)		85,000	99,238
12.75% 3/1/10 (Reg. S) (g)		120,000	140,100
Japan Development Bank 1.7% 9/20/22	JPY	100,000,000	779,978
Korea Development Bank 4.25% 11/13/07		265,000	268,180
Kreditanstalt Fuer Wiederaufbau:
3.5% 11/15/05	EUR	3,700,000	3,934,001
6% 12/7/28	GBP	200,000	376,432
			7,148,992
Diversified Financials - 5.1%
AES Drax Holdings Ltd. 10.41% 12/31/20		1,445,000	809,200
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08		200,000	146,000
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (c)(f)		820,000	41,000
0% 7/5/03 (Reg. S) (c)		265,000	13,250
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08		1,270,000	1,317,625
Cellco Finance NV yankee 12.75% 8/1/05		1,025,000	1,048,063
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		$ 490,000	$ 492,450
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18		364,969	237,230
6.9% 1/2/17		142,881	92,873
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,280,000	1,278,677
7.779% 11/18/05		90,000	72,000
7.92% 5/18/12		615,000	512,831
10.06% 1/2/16		170,000	136,000
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11		850,000	782,000
10.625% 12/1/12 (f)		1,220,000	1,250,500
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505,000	1,580,250
IOS Capital, Inc. 9.75% 6/15/04		970,000	989,400
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		1,060,000	1,094,450
10.45% 4/26/05 (Reg. S)		250,000	258,125
KFW International Finance, Inc. euro:
1% 12/20/04	JPY	350,000,000	2,999,916
1.75% 3/23/10	JPY	200,000,000	1,837,164
Mobile Telesystems Finance SA 10.95% 12/21/04		1,125,000	1,184,063
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		227,500	194,813
7.248% 7/2/14		314,648	157,324
7.575% 3/1/19		164,641	156,409
7.691% 4/1/17		40,000	32,000
7.95% 9/1/16		47,632	38,106
8.304% 9/1/10		300,618	210,433
Pemex Project Funding Master Trust 9.125% 10/13/10		1,400,000	1,603,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Petronas Capital Ltd.:
7% 5/22/12 (f)		$ 540,000	$ 593,663
7.875% 5/22/22 (Reg. S)		1,500,000	1,631,250
PTC International Finance BV yankee 10.75% 7/1/07	EUR	545,000	566,800
PTC International Finance II SA:
euro 11.25% 12/1/09		785,000	873,622
yankee 11.25% 12/1/09		1,925,000	2,040,500
Qwest Capital Funding, Inc.:
5.875% 8/3/04		735,000	632,100
7% 8/3/09		565,000	378,550
7.25% 2/15/11		1,465,000	966,900
7.625% 8/3/21		220,000	128,700
7.75% 8/15/06		625,000	450,000
7.9% 8/15/10		360,000	241,200
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350,000	374,500
10.875% 12/15/12 (f)		550,000	599,500
Sealed Air Finance euro 5.625% 7/19/06	EUR	250,000	246,858
SESI LLC 8.875% 5/15/11		60,000	61,200
U.S. Airways pass thru trust certificates 6.85% 7/30/19		1,073,320	858,656
U.S. West Capital Funding, Inc.:
6.25% 7/15/05		1,450,000	1,160,000
6.375% 7/15/08		325,000	208,000
6.5% 11/15/18		210,000	111,300
6.875% 7/15/28		2,340,000	1,333,800
Vicap SA de CV yankee 11.375% 5/15/07		445,000	409,400
			34,431,651
Real Estate - 0.5%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		1,725,000	1,781,063
Senior Housing Properties Trust 8.625% 1/15/12		1,510,000	1,487,350
			3,268,413
TOTAL FINANCIALS			44,849,056
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.4%
ALARIS Medical Systems, Inc. 11.625% 12/1/06		$ 1,735,000	$ 1,951,875
Fisher Scientific International, Inc.:
8.125% 5/1/12		985,000	1,014,550
9% 2/1/08		90,000	93,825
			3,060,250
Health Care Providers & Services - 1.5%
Alderwoods Group, Inc. 11% 1/2/07		981,900	979,445
Columbia/HCA Healthcare Corp. 7.15% 3/30/04		260,000	266,360
Fountain View, Inc. 11.25% 4/15/08 (c)		200,000	120,000
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000,000	960,000
HCA, Inc. 6.3% 10/1/12		1,020,000	1,025,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09		740,000	789,950
Stewart Enterprises, Inc. 10.75% 7/1/08		805,000	889,525
Tenet Healthcare Corp.:
5% 7/1/07		490,000	445,900
5.375% 11/15/06		125,000	113,750
6.375% 12/1/11		270,000	248,400
6.5% 6/1/12		350,000	323,750
Triad Hospitals, Inc. 8.75% 5/1/09		1,925,000	2,059,750
Unilab Corp. 12.75% 10/1/09		1,330,000	1,556,100
			9,778,030
Pharmaceuticals - 0.4%
aaiPharma, Inc. 11% 4/1/10		855,000	855,000
Biovail Corp. yankee 7.875% 4/1/10		1,965,000	1,974,825
			2,829,825
TOTAL HEALTH CARE			15,668,105
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020,000	2,181,600
BE Aerospace, Inc.:
8.875% 5/1/11		1,065,000	777,450
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc.: - continued
9.5% 11/1/08		$ 95,000	$ 73,150
Transdigm, Inc. 10.375% 12/1/08		740,000	743,700
			3,775,900
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29		915,000	503,250
8.54% 1/2/07		112,049	84,036
			587,286
Commercial Services & Supplies - 1.5%
Allied Waste North America, Inc.:
7.625% 1/1/06		2,020,000	2,020,000
8.5% 12/1/08		380,000	383,800
9.25% 9/1/12 (f)		540,000	545,400
American Color Graphics, Inc. 12.75% 8/1/05		720,000	712,800
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640,000	1,279,200
9.25% 5/1/21		1,400,000	1,288,000
Iron Mountain, Inc.:
8.25% 7/1/11		535,000	551,050
8.625% 4/1/13		45,000	47,025
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)		1,205,000	1,265,250
Pierce Leahy Command Co. yankee 8.125% 5/15/08		125,000	127,813
World Color Press, Inc.:
7.75% 2/15/09		1,200,000	1,200,000
8.375% 11/15/08		550,000	558,250
			9,978,588
Industrial Conglomerates - 0.2%
Tyco International Group SA:
6.125% 11/1/08		35,000	32,725
yankee 6.375% 10/15/11		1,255,000	1,173,425
			1,206,150
Machinery - 0.2%
AGCO Corp. 9.5% 5/1/08		850,000	918,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc. 9.5% 12/1/10 (f)		$ 320,000	$ 339,200
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		155,000	158,100
			1,415,300
Marine - 0.1%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03		360,000	277,200
10.25% 11/15/06		720,000	453,600
			730,800
Road & Rail - 0.9%
Kansas City Southern Railway Co.:
7.5% 6/15/09		2,185,000	2,294,250
9.5% 10/1/08		95,000	104,263
TFM SA de CV yankee:
10.25% 6/15/07		360,000	338,400
11.75% 6/15/09		3,630,000	3,575,550
			6,312,463
TOTAL INDUSTRIALS			24,006,487
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12		605,000	626,175
Computers & Peripherals - 0.2%
Seagate Technology HDD Holdings 8% 5/15/09 (f)		1,180,000	1,203,600
Electronic Equipment & Instruments - 0.4%
Flextronics International Ltd. yankee 9.875% 7/1/10		1,775,000	1,917,000
Sanmina-SCI Corp. 10.375% 1/15/10 (f)		730,000	737,300
			2,654,300
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.5% 2/1/09		700,000	759,500
TOTAL INFORMATION TECHNOLOGY			5,243,575
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - 4.3%
Chemicals - 0.8%
Compass Minerals Group, Inc. 10% 8/15/11		$ 1,120,000	$ 1,226,400
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)		1,295,000	906,500
Huntsman International LLC 9.875% 3/1/09		1,165,000	1,194,125
Lyondell Chemical Co.:
9.5% 12/15/08		335,000	304,850
9.5% 12/15/08 (f)		520,000	491,400
9.625% 5/1/07		600,000	571,500
9.875% 5/1/07		245,000	235,200
11.125% 7/15/12		365,000	355,875
			5,285,850
Containers & Packaging - 1.7%
BWAY Corp. 10% 10/15/10 (f)		220,000	228,250
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (f)		640,000	659,200
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (f)		655,000	663,188
8.875% 2/15/09		3,015,000	3,105,450
Owens-Illinois, Inc.:
7.15% 5/15/05		410,000	396,675
7.35% 5/15/08		170,000	157,250
7.5% 5/15/10		170,000	156,825
7.8% 5/15/18		70,000	58,100
7.85% 5/15/04		700,000	684,250
8.1% 5/15/07		340,000	329,800
Packaging Corp. of America 9.625% 4/1/09		1,605,000	1,733,400
Riverwood International Corp.:
10.625% 8/1/07		645,000	664,350
10.625% 8/1/07		700,000	724,500
Sealed Air Corp.:
6.95% 5/15/09 (f)		800,000	832,000
8.75% 7/1/08 (f)		920,000	1,021,200
			11,414,438
Metals & Mining - 1.3%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)		500,000	524,079
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26		2,090,000	2,037,750
7.5% 11/15/06		530,000	487,600
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Luscar Coal Ltd. 9.75% 10/15/11		$ 1,350,000	$ 1,451,250
P&L Coal Holdings Corp.:
8.875% 5/15/08		751,000	788,550
9.625% 5/15/08		740,000	781,995
Phelps Dodge Corp.:
8.75% 6/1/11		1,330,000	1,376,550
9.5% 6/1/31		925,000	938,875
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)		1,230,000	664,200
Steel Dynamics, Inc. 9.5% 3/15/09		125,000	131,250
			9,182,099
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
7.5% 5/15/06		60,000	56,400
8.125% 5/15/11		665,000	625,100
8.875% 5/15/31		230,000	196,650
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		1,305,000	345,825
Norske Skog Canada Ltd. 8.625% 6/15/11		80,000	80,800
Stone Container Corp.:
8.375% 7/1/12		540,000	554,175
9.75% 2/1/11		1,290,000	1,380,300
			3,239,250
TOTAL MATERIALS			29,121,637
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.5%
Diamond Cable Communications PLC yankee 11.75% 12/15/05 (c)		686,000	61,740
NTL Communications Corp.:
0% 10/1/08 (c)(d)		3,345,000	301,050
11.5% 10/1/08 (c)		2,640,000	237,600
11.875% 10/1/10 (c)		3,970,000	357,300
NTL, Inc.:
0% 4/1/08 (c)(d)		355,000	35,500
10% 2/15/07 (c)		900,000	99,000
Pacific Northwest Bell Telephone Co. 4.5% 4/1/03		105,000	97,125
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.:
8.875% 3/15/12 (f)		$ 3,140,000	$ 3,045,800
Rogers Cantel, Inc. yankee 9.375% 6/1/08		415,000	390,100
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)		405,000	72,900
11.25% 11/1/08 (c)		470,000	84,600
Tritel PCS, Inc.:
0% 5/15/09 (d)		2,000,000	1,870,000
10.375% 1/15/11		254,000	273,050
U.S. West Communications:
7.2% 11/1/04		875,000	831,250
7.2% 11/10/26		180,000	140,400
7.25% 9/15/25		180,000	143,100
WorldCom, Inc.:
7.5% 5/15/11 (c)		6,000,000	1,380,000
8.25% 5/15/31 (c)		2,180,000	501,400
			9,921,915
Wireless Telecommunication Services - 2.9%
American Tower Corp. 9.375% 2/1/09		610,000	481,900
AT&T Wireless Services, Inc. 7.875% 3/1/11		1,380,000	1,386,900
Crown Castle International Corp.:
9.375% 8/1/11		1,660,000	1,361,200
9.5% 8/1/11		105,000	84,525
10.75% 8/1/11		455,000	395,850
Millicom International Cellular SA yankee 13.5% 6/1/06		695,000	333,600
Nextel Communications, Inc.:
0% 2/15/08 (d)		4,225,000	3,802,500
9.375% 11/15/09		2,930,000	2,651,650
9.5% 2/1/11		2,790,000	2,511,000
9.75% 10/31/07		850,000	777,750
10.65% 9/15/07		703,000	667,850
12% 11/1/08		460,000	450,800
Orange PLC yankee 9% 6/1/09		2,400,000	2,520,000
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11		$ 1,940,000	$ 1,833,300
TeleCorp PCS, Inc. 0% 4/15/09 (d)		167,000	156,145
			19,414,970
TOTAL TELECOMMUNICATION SERVICES			29,336,885
UTILITIES - 5.5%
Electric Utilities - 3.1%
CMS Energy Corp.:
7.5% 1/15/09		1,220,000	1,043,100
8.375% 7/1/03		635,000	619,125
8.5% 4/15/11		320,000	278,400
8.9% 7/15/08		140,000	119,000
9.875% 10/15/07		1,220,000	1,110,200
Edison International 6.875% 9/15/04		1,375,000	1,285,625
Illinois Power Co. 11.5% 12/15/10 (f)		730,000	704,450
Korea Electric Power Corp. 4.25% 9/12/07 (f)		400,000	404,250
Nevada Power Co. 10.875% 10/15/09 (f)		370,000	370,000
Oncor Electric Delivery Co. 7% 9/1/22 (f)		2,170,000	2,023,321
Pacific Gas & Electric Co.:
6.75% 10/1/23		230,000	211,600
7.05% 3/1/24		115,000	106,950
7.583% 10/31/49 (f)(g)		1,575,000	1,504,125
9.625% 11/1/05 (f)		1,320,000	1,293,600
Reliant Energy Resources Corp.:
7.75% 2/15/11		325,000	273,000
8.125% 7/15/05		2,675,000	2,465,245
Sierra Pacific Power Co. 8% 6/1/08		870,000	817,800
Southern California Edison Co.:
7.125% 7/15/25		60,000	55,650
7.25% 3/1/26		180,000	166,950
7.625% 1/15/10		1,320,000	1,240,800
8.95% 11/3/03		1,290,000	1,277,100
TECO Energy, Inc. 10.5% 12/1/07 (f)		1,005,000	984,900
Tenaga Nasional BHD:
7.5% 11/1/25 (Reg. S)		300,000	285,533
7.625% 4/1/11 (Reg. S)		650,000	712,969
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Texas Utilities Co. 6.375% 1/1/08		$ 280,000	$ 250,600
TXU Corp. 6.375% 6/15/06		1,585,000	1,450,275
			21,054,568
Gas Utilities - 1.1%
CMS Panhandle Holding Co. 6.5% 7/15/09		620,000	595,200
El Paso Energy Corp.:
6.75% 5/15/09		565,000	389,850
7.375% 12/15/12		35,000	23,450
8.05% 10/15/30		165,000	102,300
Noram Energy Corp. 6.5% 2/1/08		325,000	273,000
Northwest Pipeline Corp. 6.625% 12/1/07		285,000	265,050
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24		80,000	72,000
8.25% 4/1/10		270,000	260,550
Southern Natural Gas Co.:
7.35% 2/15/31		2,200,000	1,837,000
8% 3/1/32		35,000	30,625
Tennessee Gas Pipeline Co.:
7% 10/15/28		130,000	100,100
7.5% 4/1/17		65,000	54,275
8.375% 6/15/32		195,000	169,650
Transcontinental Gas Pipe Line:
6.125% 1/15/05		420,000	390,600
6.25% 1/15/08		1,115,000	992,350
7% 8/15/11		330,000	300,300
8.875% 7/15/12 (f)		1,455,000	1,455,000
Williams Holdings of Delaware, Inc. 6.25% 2/1/06		180,000	125,100
			7,436,400
Multi-Utilities & Unregulated Power - 1.3%
AES Corp.:
8.75% 6/15/08		130,000	76,700
8.875% 2/15/11		190,000	110,200
9.5% 6/1/09		610,000	366,000
El Paso Corp.:
7% 5/15/11		805,000	547,400
7.875% 6/15/12 (f)		1,105,000	773,500
Corporate Bonds - continued
		Principal Amount (j)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Western Resources, Inc.:
6.875% 8/1/04		$ 460,000	$ 423,200
7.875% 5/1/07		1,640,000	1,664,600
9.75% 5/1/07		1,475,000	1,357,000
Williams Companies, Inc.:
6.625% 11/15/04		625,000	465,625
6.75% 1/15/06		770,000	535,150
7.125% 9/1/11		2,460,000	1,611,300
7.625% 7/15/19		435,000	274,050
8.125% 3/15/12 (f)		780,000	530,400
			8,735,125
TOTAL UTILITIES			37,226,093
TOTAL NONCONVERTIBLE BONDS			323,419,787
TOTAL CORPORATE BONDS (Cost $333,799,204)			333,539,833
U.S. Government and Government Agency Obligations - 19.4%

U.S. Government Agency Obligations - 5.4%
Fannie Mae:
1.75% 3/26/08	JPY	170,000,000	1,535,335
4.75% 1/2/07		400,000	424,308
5% 5/14/07		11,800,000	12,354,978
5.25% 6/15/06		2,550,000	2,778,847
6.25% 2/1/11		170,000	190,245
6.625% 11/15/10		5,752,000	6,753,538
7.25% 1/15/10		800,000	969,376
Freddie Mac:
2.875% 9/26/05		3,000,000	3,021,591
6% 5/25/12		4,000,000	4,177,216
7.375% 5/15/03		2,975,000	3,041,652
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		113,302	127,013
U.S. Government and Government Agency Obligations - continued
	Principal Amount (j)	Value (Note 1)
U.S. Government Agency Obligations - continued
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	$ 360,000	$ 375,686
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	183,333	186,230
Private Export Funding Corp. secured 6.86% 4/30/04	171,000	179,097
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		36,115,112
U.S. Treasury Obligations - 14.0%
U.S. Treasury Bonds:
6.125% 8/15/29	1,980,000	2,324,488
8.875% 8/15/17	9,825,000	14,359,463
9% 11/15/18	7,250,000	10,794,003
11.25% 2/15/15	1,200,000	1,998,422
U.S. Treasury Notes:
3% 1/31/04	10,920,000	11,123,046
3.5% 11/15/06	8,700,000	9,053,438
4.75% 11/15/08	14,670,000	16,013,215
5% 8/15/11	20,000,000	21,931,225
5.75% 11/15/05	1,460,000	1,613,928
6.75% 5/15/05	4,620,000	5,150,759
TOTAL U.S. TREASURY OBLIGATIONS		94,361,987
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $124,472,696)		130,477,099
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 0.7%
5.5% 5/1/11 to 6/1/14	369,072	386,399
6% 8/1/13 to 1/1/26	605,399	636,452
6% 1/1/33 (k)	2,000,000	2,068,750
6.5% 5/1/08 to 6/1/29	1,218,889	1,273,968
6.5% 1/1/33 (k)	8,953	9,325
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (j)	Value (Note 1)
Fannie Mae - continued
7% 9/1/25	$ 60,690	$ 64,194
7.5% 1/1/28 to 5/1/28	282,594	301,136
TOTAL FANNIE MAE		4,740,224
Freddie Mac - 0.0%
6% 12/1/07	3,163	3,212
8.5% 3/1/20	94,238	102,814
TOTAL FREDDIE MAC		106,026
Government National Mortgage Association - 0.7%
6% 1/15/09 to 5/15/09	409,965	436,905
6.5% 4/15/26 to 5/15/26	375,932	396,131
7% 9/15/25 to 5/15/32	2,350,838	2,494,639
7.5% 2/15/22 to 8/15/28	962,689	1,032,011
8% 9/15/26 to 12/15/26	115,430	125,833
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,485,519
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,912,073)		9,331,769
Foreign Government and Government Agency Obligations - 23.7%

Argentinian Republic:
Brady par L-GP 6% 3/31/23 (c)		1,565,000	719,900
BOCON 4/1/07 January 2002, coupon (c)(l)		510,000	0
BOCON 4/1/07 February 2002 coupon (c)(l)		510,000	0
BOCON 4/1/07 March 2002 coupon (c)(l)		510,000	0
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		500,000	337,500
par B 6.75% 3/21/21		750,000	506,250
value recovery A rights 1/2/21 (h)		500,000	5
value recovery B rights 1/2/21 (h)		750,000	8
Bangko Sentral Pilipinas:
8.6% 6/15/27		80,000	62,800
yankee 8.6% 6/15/27		100,000	78,500
Bogota Distrito Capital:
9.5% 12/12/06 (f)		540,000	529,200
9.5% 12/12/06 (Reg. S)		788,000	772,240
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		$ 3,577,246	$ 2,369,926
debt conversion bond 2.625% 4/15/12 (g)		3,450,000	1,897,500
8.875% 4/15/24		3,105,000	1,692,225
11% 1/11/12		550,000	368,500
11% 8/17/40		4,130,000	2,591,575
12% 4/15/10		510,000	371,025
12.25% 3/6/30		250,000	171,250
12.75% 1/15/20		2,375,000	1,686,250
14.5% 10/15/09		920,000	759,000
Bulgarian Republic:
7.5% 1/15/13 (Reg. S)	EUR	625,000	690,637
8.25% 1/15/15 (f)		400,000	437,000
8.25% 1/15/15 (Reg. S)		200,000	218,500
Canadian Government:
1.9% 3/23/09	JPY	150,000,000	1,381,662
3.5% 6/1/04	CAD	10,430,000	6,684,407
5.5% 6/1/09	CAD	3,000,000	2,026,522
7% 12/1/06	CAD	2,900,000	2,058,570
9% 6/1/25	CAD	6,800,000	6,337,498
Central Bank of Nigeria:
Brady 6.25% 11/15/20		2,000,000	1,340,000
warrants 11/15/20 (a)(h)		2,000	0
Chilean Republic 6.875% 4/28/09		950,000	1,038,322
Colombian Republic:
10.5% 7/9/10		1,450,000	1,508,000
10.75% 1/15/13		990,000	1,027,125
11.375% 1/31/08	EUR	985,000	1,054,835
11.75% 2/25/20		1,630,000	1,744,100
Dominican Republic 9.5% 9/27/06 (Reg. S)		180,000	191,700
Dutch Government 5.5% 1/15/28	EUR	1,500,000	1,721,784
Ecuador Republic:
6% 8/15/30 (e)(f)		703,000	286,473
6% 8/15/30 (Reg. S) (e)		645,000	262,838
El Salvador Republic 8.5% 7/25/11 (Reg. S)		325,000	346,938
French Government OAT 5.25% 4/25/08	EUR	6,500,000	7,366,954
German Federal Republic:
4.25% 2/18/05	EUR	2,200,000	2,380,690
5% 8/19/05	EUR	2,000,000	2,208,696
5% 2/17/06	EUR	8,100,000	8,989,694
5% 1/4/12	EUR	7,300,000	8,149,418
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
German Federal Republic: - continued
5.25% 1/4/11	EUR	15,750,000	$ 17,893,524
Italian Republic 3.75% 6/8/05	JPY	330,000,000	3,024,375
Ivory Coast:
Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	3,000,000	58,826
FLIRB 2% 3/30/18 (Reg. S) (c)(g)		1,020,000	127,500
Japan Government 2% 6/20/22	JPY	100,000,000	911,518
Malaysian Government 7.5% 7/15/11		625,000	723,047
Panamanian Republic:
Brady par 4.75% 7/17/26 (e)		250,000	181,250
8.25% 4/22/08		100,000	103,750
9.625% 2/8/11		750,000	823,125
10.75% 5/15/20		770,000	862,400
Peruvian Republic:
9.125% 1/15/08		690,000	703,800
9.125% 2/21/12		447,000	434,708
Philippine Long Distance Telephone Co. 10.625% 5/15/07		445,000	427,200
Philippine Republic:
6.5% 12/1/17		1,580,000	1,453,600
9.875% 1/15/19		600,000	592,500
10.625% 3/16/25		640,000	657,600
Polish Government Brady past due interest 7% 10/27/14		1,185,126	1,205,273
Russian Federation:
5% 3/31/30 (e)(f)		3,900,000	3,095,625
5% 3/31/30 (Reg. S) (e)		4,630,000	3,675,063
8.75% 7/24/05 (Reg. S)		375,000	406,406
11% 7/24/18 (Reg. S)		1,857,000	2,223,758
12.75% 6/24/28 (Reg. S)		1,608,000	2,130,600
Russian Federation Ministry of Finance:
Series V, 3% 5/14/08		1,170,000	927,225
Series VI, 3% 5/14/06		2,760,000	2,439,150
South African Republic:
7.375% 4/25/12		700,000	757,750
yankee 8.5% 6/23/17		1,200,000	1,359,000
Turkish Republic:
10.5% 1/13/08		420,000	435,750
11.5% 1/23/12		475,000	490,438
11.75% 6/15/10		713,000	752,215
11.875% 1/15/30		625,000	653,125
12.375% 6/15/09		1,010,000	1,098,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (j)	Value (Note 1)
Ukraine Government 11% 3/15/07 (Reg. S)		$ 2,956,800	$ 3,045,504
United Kingdom, Great Britain & Northern Ireland:
6.25% 11/25/10	GBP	3,120,000	5,662,301
6.5% 12/7/03	GBP	500,000	826,070
7.5% 12/7/06	GBP	1,410,000	2,549,839
8.75% 8/25/17	GBP	3,150,000	7,380,620
United Mexican States:
Brady:
par A 6.25% 12/31/19		2,090,000	2,061,263
par B 6.25% 12/31/19		1,660,000	1,637,175
value recovery:
rights 6/30/03 (h)		1,130,000	4,746
rights 6/30/04 (h)		3,650,000	12,775
rights 6/30/05 (h)		3,650,000	1,825
rights 6/30/06 (h)		3,650,000	1,825
rights 6/30/07 (h)		3,650,000	1,825
8.125% 12/30/19		1,130,000	1,194,975
8.3% 8/15/31		770,000	812,350
8.375% 1/14/11		480,000	543,000
9.875% 2/1/10		800,000	972,000
10.375% 2/17/09		1,350,000	1,663,875
11.375% 9/15/16		1,245,000	1,665,188
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		3,260	0
6.66% 3/31/20	DEM	1,750,000	695,227
11% 3/5/08	EUR	925,000	755,075
11.125% 7/25/11	EUR	2,125,000	1,667,701
13.625% 8/15/18		555,000	485,625
euro Brady par W-B 6.75% 3/31/20		250,000	199,375
warrants 4/18/20 (a)(h)		1,666	0
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $143,305,003)			158,834,652
Supranational Obligations - 1.0%

European Investment Bank euro:
0.875% 11/8/04	JPY	100,000,000	855,670
6% 12/7/28	GBP	600,000	1,137,618
Supranational Obligations - continued
		Principal Amount (j)	Value (Note 1)
International Bank for Reconstruction & Development:
2% 2/18/08	JPY	210,000,000	$ 1,921,950
euro 4.5% 3/20/03	JPY	300,000,000	2,552,277
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,112,868)			6,467,515
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
McCaw International Ltd. warrants 4/16/07 (a)(f)	1,753	0
NTL, Inc. warrants 10/14/08 (a)	1,586	16
TOTAL COMMON STOCKS (Cost $21,301)	16
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	861	646
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	240	247,992
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Fresenius Medical Care Capital Trust II $78.75	1,260	1,255,748
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,881	259,290
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	15	10,350
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	33	$ 31,350
Series E, $111.25 pay-in-kind	682	600,160
		641,860
TOTAL TELECOMMUNICATION SERVICES		901,150
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,404,890
TOTAL PREFERRED STOCKS (Cost $5,022,028)		2,405,536
Floating Rate Loans - 0.4%
	Principal Amount (j)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (g)	$ 1,520,000	1,231,200
UTILITIES - 0.2%
Electric Utilities - 0.2%
Centerpoint Energy House Elec. LLC term loan 12.75% 11/11/05 (g)	600,000	636,000
Consumers Energy Co. term loan 6.3204% 7/11/04 (g)	500,000	495,000
Sierra Pacific Power Co. term loan 10.5% 10/31/05 (g)	700,000	694,750
		1,825,750
TOTAL FLOATING RATE LOANS (Cost $2,991,822)		3,056,950
Sovereign Loan Participations - 0.2%

Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.625% 9/4/06 (g)	337,778	317,511
Sovereign Loan Participations - continued
	Principal Amount (j)	Value (Note 1)
Algerian Republic loan participation: - continued
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.625% 9/4/06 (g)	$ 29,613	$ 27,836
Series 1 - Salomon Brothers 2.625% 9/4/06 (g)	100,000	94,000
Series 3 - Credit Suisse First Boston 2.625% 3/4/10 (g)	255,882	231,574
Series 3 - Deutsche Bank 2.625% 3/4/10 (g)	44,118	39,926
Series 3 - JPMorgan Chase 2.625% 3/4/10 (g)	44,118	39,926
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.625% 3/4/10 (g)	112,113	101,462
Series 3 - Salomon Brothers 2.625% 3/4/10 (g)	206,250	186,656
Moroccan Kingdom loan participation Series A - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.5625% 1/1/09 (g)	230,769	208,846
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,220,494)		1,247,737
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 1.43% (b) (Cost $15,186,417)	15,186,417	15,186,417
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $641,043,906)		660,547,524
NET OTHER ASSETS - 1.5%		10,185,339
NET ASSETS - 100%		$ 670,732,863
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,231,396 or 6.3% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 12/31/02	$ 889,881
(j) Principal amount is stated in United States dollars unless otherwise noted.
(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	65.0%
Germany	6.6
Canada	4.8
Mexico	3.2
United Kingdom	2.9
Russia	2.4
Brazil	2.1
France	1.1
Colombia	1.1
Multi-National	1.0
Others (individually less than 1%)	9.8
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,304,687 or 0.6% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $755,989,541 and $571,439,311, respectively, of which long-term U.S. government and government agency obligations aggregated $271,788,245 and $258,488,783, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $658,113 or 0.1% of net assets.

Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $34,640,000 of which $10,864,000, $4,074,000, $7,897,000 and $11,805,000 will expire on December 31, 2007, 2008, 2009 and 2010 respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2002

Assets
Investment in securities, at value (cost $641,043,906) - See accompanying schedule		$ 660,547,524
Cash		821,754
Receivable for investments sold		113,932
Receivable for fund shares sold		3,666,812
Dividends receivable		11,712
Interest receivable		13,186,887
Total assets		678,348,621

Liabilities
Payable for investments purchased Regular delivery	$ 2,144,656
Delayed delivery	2,064,251
Payable for fund shares redeemed	1,470,971
Distributions payable	1,179,903
Accrued management fee	319,015
Distribution fees payable	226,678
Other payables and accrued expenses	210,284
Total liabilities		7,615,758

Net Assets		$ 670,732,863
Net Assets consist of:
Paid in capital		$ 683,528,727
Undistributed net investment income		3,675,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,037,990)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,566,799
Net Assets		$ 670,732,863

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,526,384 ÷ 5,469,343 shares)	$ 10.34

Maximum offering price per share (100/95.25 of $10.34)	$ 10.86
Class T: Net Asset Value and redemption price per share ($279,109,078 ÷ 27,016,944 shares)	$ 10.33

Maximum offering price per share (100/96.50 of $10.33)	$ 10.70
Class B: Net Asset Value and offering price per share ($146,725,967 ÷ 14,174,735 shares) A	$ 10.35

Class C: Net Asset Value and offering price per share ($67,941,178 ÷ 6,581,949 shares) A	$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($120,430,256 ÷ 11,579,590 shares)	$ 10.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2002

Investment Income
Dividends		$ 618,702
Interest		41,248,510
Total income		41,867,212

Expenses
Management fee	$ 3,152,148
Transfer agent fees	1,093,711
Distribution fees	2,388,671
Accounting fees and expenses	325,128
Non-interested trustees' compensation	1,897
Custodian fees and expenses	83,273
Registration fees	86,480
Audit	36,768
Legal	8,042
Miscellaneous	31,432
Total expenses before reductions	7,207,550
Expense reductions	(9,958)	7,197,592
Net investment income (loss)		34,669,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(9,959,602)
Foreign currency transactions	126,889
Total net realized gain (loss)		(9,832,713)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,437,685
Assets and liabilities in foreign currencies	101,844
Total change in net unrealized appreciation (depreciation)		25,539,529
Net gain (loss)		15,706,816
Net increase (decrease) in net assets resulting from operations		$ 50,376,436

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2002	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,669,620	$ 28,083,029
Net realized gain (loss)	(9,832,713)	(10,366,136)
Change in net unrealized appreciation (depreciation)	25,539,529	5,168,989
Net increase (decrease) in net assets resulting from operations	50,376,436	22,885,882
Distributions to shareholders from net investment income	(34,038,481)	(25,101,987)
Share transactions - net increase (decrease)	185,250,809	128,371,992
Total increase (decrease) in net assets	201,588,764	126,155,887

Net Assets
Beginning of period	469,144,099	342,988,212
End of period (including undistributed net investment income of $3,675,327 and undistributed net investment income of $3,458,933, respectively)	$ 670,732,863	$ 469,144,099

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.12	$ 10.47	$ 10.56	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.668	.730 E	.793	.775	.771
Net realized and unrealized gain (loss)	.214	(.081) E	(.434)	(.152)	(.512)
Total from investment operations	.882	.649	.359	.623	.259
Distributions from net investment income	(.652)	(.659)	(.709)	(.713)	(.729)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.652)	(.659)	(.709)	(.713)	(.789)
Net asset value, end of period	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56
Total Return A, B	9.09%	6.53%	3.58%	6.12%	2.38%
Ratios to Average Net Assets D
Expenses before expense reductions	1.04%	1.07%	1.08%	1.08%	1.23%
Expenses net of voluntary waivers, if any	1.04%	1.07%	1.08%	1.08%	1.23%
Expenses net of all reductions	1.04%	1.07%	1.08%	1.07%	1.22%
Net investment income (loss)	6.65%	7.18% E	7.76%	7.44%	7.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,526	$ 33,271	$ 17,948	$ 12,800	$ 9,596
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.11	$ 10.47	$ 10.55	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.660	.725 E	.788	.772	.781
Net realized and unrealized gain (loss)	.203	(.074) E	(.445)	(.147)	(.535)
Total from investment operations	.863	.651	.343	.625	.246
Distributions from net investment income	(.643)	(.651)	(.703)	(.705)	(.726)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.643)	(.651)	(.703)	(.705)	(.786)
Net asset value, end of period	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55
Total Return A, B	8.89%	6.55%	3.42%	6.15%	2.26%
Ratios to Average Net Assets D
Expenses before expense reductions	1.13%	1.15%	1.14%	1.13%	1.18%
Expenses net of voluntary waivers, if any	1.13%	1.15%	1.14%	1.13%	1.18%
Expenses net of all reductions	1.13%	1.15%	1.14%	1.13%	1.17%
Net investment income (loss)	6.57%	7.10% E	7.70%	7.38%	7.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 279,109	$ 238,034	$ 206,972	$ 190,335	$ 189,755
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.13	$ 10.49	$ 10.57	$ 11.10
Income from Investment Operations
Net investment income (loss) C	.595	.658 E	.722	.703	.713
Net realized and unrealized gain (loss)	.212	(.085) E	(.447)	(.146)	(.529)
Total from investment operations	.807	.573	.275	.557	.184
Distributions from net investment income	(.577)	(.583)	(.635)	(.637)	(.654)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.577)	(.583)	(.635)	(.637)	(.714)
Net asset value, end of period	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57
Total Return A, B	8.28%	5.74%	2.73%	5.45%	1.69%
Ratios to Average Net Assets D
Expenses before expense reductions	1.78%	1.81%	1.80%	1.78%	1.83%
Expenses net of voluntary waivers, if any	1.78%	1.81%	1.80%	1.78%	1.83%
Expenses net of all reductions	1.78%	1.81%	1.80%	1.78%	1.83%
Net investment income (loss)	5.91%	6.44% E	7.04%	6.73%	6.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,726	$ 115,957	$ 87,879	$ 86,116	$ 72,773
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.11	$ 10.46	$ 10.55	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.585	.647 E	.707	.687	.672
Net realized and unrealized gain (loss)	.204	(.082) E	(.432)	(.151)	(.517)
Total from investment operations	.789	.565	.275	.536	.155
Distributions from net investment income	(.569)	(.575)	(.625)	(.626)	(.625)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.569)	(.575)	(.625)	(.626)	(.685)
Net asset value, end of period	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55
Total Return A, B	8.10%	5.67%	2.74%	5.25%	1.42%
Ratios to Average Net Assets D
Expenses before expense reductions	1.87%	1.89%	1.91%	1.91%	2.13%
Expenses net of voluntary waivers, if any	1.87%	1.89%	1.91%	1.91%	2.07%
Expenses net of all reductions	1.87%	1.89%	1.90%	1.90%	2.07%
Net investment income (loss)	5.83%	6.35% E	6.94%	6.61%	6.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,941	$ 40,036	$ 25,891	$ 16,927	$ 11,248
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.18	$ 10.53	$ 10.61	$ 11.14
Income from Investment Operations
Net investment income (loss) B	.685	.725D	.816	.799	.805
Net realized and unrealized gain (loss)	.210	(.059)D	(.437)	(.150)	(.533)
Total from investment operations	.895	.666	.379	.649	.272
Distributions from net investment income	(.665)	(.676)	(.729)	(.729)	(.742)
Distributions in excess of net realized gain	-	-	-	-	(.060)
Total distributions	(.665)	(.676)	(.729)	(.729)	(.802)
Net asset value, end of period	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61
Total Return A	9.17%	6.67%	3.76%	6.35%	2.49%
Ratios to Average Net Assets C
Expenses before expense reductions	.92%	.94%	.90%	.93%	1.07%
Expenses net of voluntary waivers, if any	.92%	.94%	.90%	.93%	1.07%
Expenses net of all reductions	.92%	.94%	.90%	.93%	1.07%
Net investment income (loss)	6.78%	7.31% D	7.95%	7.58%	7.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,430	$ 41,845	$ 4,298	$ 3,645	$ 4,636
Portfolio turnover rate	111%	120%	99%	146%	150%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2002

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, non-taxable dividends, market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,448,443
Unrealized depreciation	(19,853,488)
Net unrealized appreciation (depreciation)	21,594,955
Undistributed ordinary income	249,215
Capital loss carryforward	(34,640,036)
Cost for federal income tax purposes	$ 638,952,569

The tax character of distributions paid during the current and prior year was as follows:

Ordinary Income	$ 34,038,481	$ 25,101,987

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 65,737	$ 0
Class T	0%	.25%	630,703	2,160
Class B	.65%	.25%	1,163,880	840,580
Class C	.75%	.25%	528,351	204,308
			$ 2,388,671	$ 1,047,048

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 148,807	$ 50,187
Class T	154,219	47,355
Class B*	448,094	448,094
Class C*	20,242	20,242
	$ 771,362	$ 565,878

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 92,010.21
Class T	492,017.19
Class B	257,137.20
Class C	97,672.18
Institutional Class	154,875.24
	$ 1,093,711

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $502,625 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9,958.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2002	Year ended December 31, 2001
From net investment income
Class A	$ 2,879,245	$ 1,682,963
Class T	16,209,599	14,577,073
Class B	7,449,865	5,881,042
Class C	3,035,475	1,923,438
Institutional Class	4,464,297	1,037,471
Total	$ 34,038,481	$ 25,101,987

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001
Class A
Shares sold	3,311,430	2,258,438	$ 33,311,262	$ 23,127,120
Reinvestment of distributions	217,732	126,791	2,195,461	1,295,621
Shares redeemed	(1,350,552)	(867,919)	(13,573,108)	(8,871,095)
Net increase (decrease)	2,178,610	1,517,310	$ 21,933,615	$ 15,551,646
Class T
Shares sold	10,286,192	10,514,855	$ 103,303,183	$ 107,800,636
Reinvestment of distributions	1,374,178	1,206,880	13,847,406	12,342,654
Shares redeemed	(8,196,786)	(8,631,545)	(82,139,990)	(88,386,065)
Net increase (decrease)	3,463,584	3,090,190	$ 35,010,599	$ 31,757,225
Class B
Shares sold	6,223,682	4,944,859	$ 62,644,094	$ 50,745,877
Reinvestment of distributions	483,525	382,899	4,882,187	3,921,852
Shares redeemed	(3,985,766)	(2,546,575)	(40,018,841)	(26,091,323)
Net increase (decrease)	2,721,441	2,781,183	$ 27,507,440	$ 28,576,406
Class C
Shares sold	3,875,283	2,208,137	$ 38,915,513	$ 22,638,089
Reinvestment of distributions	202,676	138,654	2,041,525	1,416,119
Shares redeemed	(1,460,744)	(943,286)	(14,644,174)	(9,631,107)
Net increase (decrease)	2,617,215	1,403,505	$ 26,312,864	$ 14,423,101
Institutional Class
Shares sold	10,417,693	4,488,876	$ 104,200,059	$ 46,146,722
Reinvestment of distributions	409,628	93,911	4,167,443	961,368
Shares redeemed	(3,363,329)	(889,542)	(33,881,211)	(9,044,476)
Net increase (decrease)	7,463,992	3,693,245	$ 74,486,291	$ 38,063,614

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 5, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Name, Age; Principal Occupation
Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2002

Vice President of Advisor Strategic Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

George A. Fischer (41)

Year of Election or Appointment: 2003

Vice President of Advisor Strategic Income. Mr. Fischer is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Mark J. Notkin (38)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Income. Mr. Notkin is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

Ian Spreadbury (48)

Year of Election or Appointment: 1999

Vice President of Advisor Strategic Income. Mr. Spreadbury is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Spreadbury managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Strategic Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Strategic Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Strategic Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Strategic Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Strategic Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

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Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SII-ANN-0203 338081
1.540218.105

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